Columbia Strategic Income Fund
First Quarter Report
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 7.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-3AL Class A
12/26/2031	5.010%	5,455,464	5,479,425
Subordinated Series 2024-3AL Class B
12/26/2031	5.450%	2,916,303	2,927,515
Affirm Asset Securitization Trust(a)
Series 2024-A Class A
02/15/2029	5.610%	15,000,000	15,038,350
Series 2024-X2 Class B
12/17/2029	5.330%	7,750,000	7,762,478
Series 2024-X2 Class C
12/17/2029	5.620%	6,300,000	6,316,153
Apidos CLO XXIV(a),(b)
Series 2016-24A Class A1AL
3-month Term SOFR + 1.212% Floor 0.950% 10/20/2030	5.096%	4,627,751	4,628,728
ASP WHCO Participation LP(a),(b),(c)
30-day Average SOFR + 2.400% Floor 3.000% 03/29/2029	6.713%	33,850,000	33,850,000
Bain Capital Credit CLO(a),(b)
Series 2018-2A Class A1R
3-month Term SOFR + 1.080% Floor 1.080% 07/19/2031	4.964%	3,437,375	3,437,331
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-5A Class E
3-month Term SOFR + 6.762% Floor 6.500% 10/23/2034	10.621%	8,600,000	8,225,272
Series 2021-6A Class E
3-month Term SOFR + 6.762% Floor 6.500% 10/21/2034	10.632%	11,450,000	10,963,467
Carvana Auto Receivables Trust
Series 2024-P3 Class A2
11/10/2027	4.610%	476,664	476,712
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% 04/15/2031	5.136%	1,555,942	1,556,027
EDGEX Issuer Trust(a),(d)
Series 2025-1NN Class CERT
01/15/2031	0.000%	5,500,000	5,209,789
EDGEX Issuer Trust(a)
Series 2025-2NN Class A
01/15/2032	5.498%	22,458,000	22,476,768
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-2NN Class B
01/15/2032	6.475%	13,425,000	13,487,465
GLS Auto Select Receivables Trust(a)
Series 2024-4A Class A2
12/17/2029	4.430%	9,171,915	9,195,511
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A4
10/27/2059	5.150%	9,070,361	9,220,479
Lendbuzz Securitization Trust(a)
Series 2024-3A Class A2
10/15/2030	4.970%	9,802,080	9,799,212
Series 2025-2A Class A2
05/15/2030	5.180%	11,750,000	11,753,559
Madison Park Funding LXII Ltd.(a),(b)
Series 2022-62A Class A1R2
3-month Term SOFR + 1.300% Floor 1.300% 07/16/2038	5.194%	17,900,000	17,928,586
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR2
3-month Term SOFR + 1.550% Floor 1.550% 10/20/2029	5.434%	11,425,508	11,436,534
MPOWER Education Trust(a),(c),(e)
Series 2025-1 Class A
12/22/2042	6.250%	20,672,936	20,983,030
Series 2025-1 Class B
12/22/2042	8.180%	4,696,000	4,696,000
MPOWER Education Trust(a)
Series 2025-A Class A
07/21/2042	6.620%	6,420,305	6,500,991
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%	1,307,905	1,309,670
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	574,698	575,513
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A1A
3-month Term SOFR + 1.222% Floor 0.960% 04/16/2031	5.115%	1,402,511	1,402,550
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class B
07/15/2032	5.637%	8,588,400	8,651,207
Series 2025-1 Class B
07/15/2032	5.628%	8,399,283	8,445,230

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-R3 Class A
01/18/2033	4.841%	21,050,000	21,062,706
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	9,929,375	10,008,596
Subordinated Series 2024-10 Class D
06/15/2032	6.429%	11,964,502	12,068,100
Subordinated Series 2024-5 Class B
10/15/2031	6.601%	8,441,167	8,508,657
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	7,802,567	7,879,372
Subordinated Series 2024-6 Class C
11/15/2031	7.068%	5,973,463	6,039,253
Subordinated Series 2024-8 Class C
01/15/2032	6.030%	7,672,266	7,713,635
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	9,641,277	9,667,089
Subordinated Series 2024-9 Class C
03/15/2032	5.774%	7,421,987	7,444,597
Subordinated Series 2024-9 Class D
03/15/2032	6.174%	10,387,741	10,399,132
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	6,806,066	6,851,992
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	7,388,636	7,448,485
Pagaya AI Debt Trust(a)
Series 2023-8 Class A
06/16/2031	7.299%	3,312,275	3,355,753
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	8,849,115	8,955,436
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	6,705,547	6,773,043
Pagaya Point of Sale Holdings Grantor Trust(a)
Series 2025-2 Class A
07/20/2033	5.065%	13,000,000	13,033,467
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	7,923,195	7,940,390
Series 2024-3A Class A
03/25/2033	5.281%	11,592,504	11,634,336
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	5,927,131	5,958,938
Santander Drive Auto Receivables Trust
Series 2024-5 Class A2
09/15/2027	4.880%	567,573	567,798
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Securitization Trust(a)
Series 2025-4 Class D
11/20/2035	7.670%	5,375,000	5,380,874
Westlake Automobile Receivables Trust(a)
Series 2024-3A Class A2A
09/15/2027	4.820%	4,421,736	4,427,894
Total Asset-Backed Securities — Non-Agency (Cost $446,243,635)			446,853,095

Commercial Mortgage-Backed Securities - Non-Agency 0.4%

Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	7,525,000	5,864,871
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	19,910,000	12,135,242
Hilton USA Trust(a),(f)
Subordinated Series 2016-SFP Class E
11/05/2035	0.000%	11,500,000	287,867
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	5.224%	4,850,000	4,819,684
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $41,167,391)			23,107,664

Common Stocks 0.1%
Issuer	Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.0%
Uniti Group, Inc.(g)	13,317	84,829
Uniti Group, Inc.(c),(e),(g)	85	84,955
Total		169,784
Media 0.0%
iHeartMedia, Inc., Class A(g)	11,995	47,141
Wireless Telecommunication Services 0.1%
Altice Luxco 3(g)	64,568	1,180,500
Total Communication Services		1,397,425
Consumer Discretionary 0.0%
Diversified Consumer Services 0.0%
WW International, Inc.(g)	6,584	186,788
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.0%
Serta Simmons Bedding LLC(g)	335	2,948
Total Consumer Discretionary		189,736
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
New Frontera Holdings(c),(g)	14,302	250,285
Southcross Energy Partners LLC(c),(e),(g)	14,393	0
Southcross Energy Partners LLC, Class A(c),(e),(g)	272,263	0
Total		250,285
Total Energy		250,285
Health Care 0.0%
Health Care Providers & Services 0.0%
Envision Healthcare(g)	13,525	203,720
Total Health Care		203,720
Industrials 0.0%
Construction & Engineering 0.0%
McDermott International Ltd.(c),(g)	383	7,848
Machinery 0.0%
TNT Crane and Rigging, Inc.(g)	23,468	15,747
Total Industrials		23,595
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.(c),(g)	13,308	672
Software 0.0%
Avaya Holdings Corp.(g)	5,014	67,847
Avaya Holdings Corp.(g)	24,157	326,881
Total		394,728
Total Information Technology		395,400
Materials 0.0%
Containers & Packaging 0.0%
Flint Group Packaging(c),(e),(g)	722,942	1
Total Materials		1
Total Common Stocks (Cost $1,812,921)		2,460,162

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.1%
NextEra Energy Partners LP(a)
06/15/2026	2.500%	7,372,000	7,242,990
Total Convertible Bonds (Cost $7,197,667)			7,242,990

Convertible Preferred Stocks —%
Issuer		Shares	Value ($)
Information Technology —%
Communications Equipment —%
Riverbed Technology, Inc.(c),(e)	7.000%	14,204	0
Total Information Technology			0
Total Convertible Preferred Stocks (Cost $307,751)			0

Corporate Bonds & Notes 40.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.0%
Allegheny Technologies, Inc.
10/01/2029	4.875%	818,000	816,738
10/01/2031	5.125%	2,729,000	2,736,451
BAE Systems PLC(a)
03/26/2029	5.125%	3,735,000	3,856,666
02/15/2031	1.900%	4,160,000	3,700,105
Boeing Co. (The)
08/01/2059	3.950%	9,400,000	6,771,872
Bombardier, Inc.(a)
04/15/2027	7.875%	123,000	123,000
07/01/2031	7.250%	1,262,000	1,344,119
06/01/2032	7.000%	1,269,000	1,337,730
Northrop Grumman Corp.
02/01/2027	3.200%	3,252,000	3,224,572
Raytheon Technologies Corp.
03/15/2027	3.500%	10,382,000	10,323,056
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	963,000	1,011,617
11/15/2030	9.750%	1,961,000	2,148,476
TransDigm, Inc.(a)
08/15/2028	6.750%	3,191,000	3,261,059
03/01/2029	6.375%	4,365,000	4,501,989
03/01/2032	6.625%	5,006,000	5,204,939
01/15/2033	6.000%	1,743,000	1,782,845
05/31/2033	6.375%	5,613,000	5,766,180
01/31/2034	6.750%	3,653,000	3,820,709
Total			61,732,123

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.2%
Air Canada(a)
08/15/2026	3.875%	2,199,000	2,189,190
American Airlines, Inc.(a)
05/15/2029	8.500%	4,343,000	4,537,375
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	982,682	983,248
04/20/2029	5.750%	4,254,465	4,296,104
Total			12,005,917
Automotive 1.3%
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	1,427,000	1,365,254
American Axle & Manufacturing, Inc.(a)
10/15/2032	6.375%	1,692,000	1,705,340
10/15/2033	7.750%	16,923,000	17,085,961
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	2,587,000	2,655,323
02/15/2030	6.750%	2,287,000	2,377,175
09/15/2032	6.750%	2,969,000	3,054,195
Ford Motor Credit Co. LLC
06/10/2026	6.950%	1,957,000	1,976,713
08/17/2027	4.125%	4,839,000	4,789,562
Forvia SE(a)
09/15/2033	6.750%	1,957,000	1,991,887
IHO Verwaltungs GmbH(a),(h)
11/15/2030	7.750%	1,893,000	1,968,843
11/15/2032	8.000%	2,729,000	2,845,553
Nissan Motor Acceptance Co. LLC(a)
09/30/2030	6.125%	1,581,000	1,567,310
Nissan Motor Co., Ltd.(a)
07/17/2032	7.750%	1,322,000	1,391,276
07/17/2035	8.125%	3,869,000	4,098,867
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	423,000	420,671
03/24/2031	7.500%	24,506,000	24,275,827
04/23/2032	6.875%	7,511,000	7,136,837
Total			80,706,594
Banking 3.4%
Ally Financial, Inc.(i)
Subordinated
01/17/2040	6.646%	875,000	879,356
Bank of America Corp.(i)
10/24/2031	1.922%	25,418,000	22,769,602
07/21/2032	2.299%	21,970,000	19,709,415
10/20/2032	2.572%	29,000,000	26,316,442
Subordinated
09/21/2036	2.482%	991,000	872,347
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(i)
09/11/2031	4.503%	25,724,000	25,884,110
Goldman Sachs Group, Inc. (The)(i)
10/21/2031	4.369%	26,716,000	26,743,992
HSBC Holdings PLC(i)
11/06/2031	4.619%	9,529,000	9,592,517
JPMorgan Chase & Co.(i)
10/22/2030	4.603%	409,000	415,669
11/08/2032	2.545%	28,631,000	25,898,625
Morgan Stanley(i)
Subordinated
09/16/2036	2.484%	11,675,000	10,283,661
Morgan Stanley Private Bank(i)
11/19/2031	4.465%	12,680,000	12,749,466
Morgan Stanley Private Bank NA(i)
07/18/2031	4.734%	7,587,000	7,716,227
Royal Bank of Canada(i)
02/04/2031	5.153%	2,713,000	2,801,327
08/06/2031	4.696%	2,250,000	2,285,580
11/03/2031	4.305%	4,292,000	4,286,086
Wells Fargo & Co.(i)
04/23/2031	5.150%	4,249,000	4,401,036
Total			203,605,458
Brokerage/Asset Managers/Exchanges 0.5%
AG Issuer LLC(a)
03/01/2028	6.250%	2,310,000	2,316,396
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	3,166,000	3,434,604
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	5,532,000	5,563,516
Focus Financial Partners LLC(a)
09/15/2031	6.750%	3,152,000	3,257,859
Hightower Holding LLC(a)
04/15/2029	6.750%	3,317,000	3,317,937
01/31/2030	9.125%	3,291,000	3,507,636
Osaic Holdings, Inc.(a)
08/01/2032	6.750%	2,848,000	2,947,905
08/01/2033	8.000%	3,940,000	4,051,858
Total			28,397,711
Building Materials 0.7%
CP Atlas Buyer, Inc.(a)
07/15/2030	9.750%	1,504,000	1,520,798
James Hardie International Finance DAC(a)
01/15/2028	5.000%	2,465,000	2,465,160
JH North America Holdings, Inc.(a)
01/31/2031	5.875%	695,000	705,113
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LBM Acquisition LLC(a)
01/15/2029	6.250%	1,496,000	1,336,290
06/15/2031	9.500%	3,369,000	3,471,454
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	8,152,000	8,477,412
03/01/2033	6.750%	7,282,000	7,595,687
QXO Building Products, Inc.(a)
04/30/2032	6.750%	3,088,000	3,229,846
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	778,000	803,172
08/01/2033	6.250%	1,750,000	1,795,215
Standard Industries, Inc.(a)
01/15/2028	4.750%	4,051,000	4,035,897
White Cap Supply Holdings LLC(a)
11/15/2030	7.375%	4,201,000	4,283,669
Total			39,719,713
Cable and Satellite 1.8%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	8,920,000	8,913,190
02/01/2028	5.000%	2,663,000	2,641,013
03/01/2030	4.750%	5,677,000	5,409,262
08/15/2030	4.500%	4,986,000	4,687,548
02/01/2031	4.250%	2,916,000	2,686,959
03/01/2031	7.375%	1,145,000	1,168,711
02/01/2032	4.750%	5,851,000	5,382,110
01/15/2034	4.250%	4,397,000	3,749,388
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	2,579,000	2,327,545
Comcast Corp.
03/01/2026	3.150%	5,831,000	5,816,926
CSC Holdings LLC(a)
04/15/2027	5.500%	830,000	715,975
04/01/2028	7.500%	645,000	385,375
01/31/2029	11.750%	5,208,000	3,630,755
02/01/2029	6.500%	1,751,000	1,096,047
01/15/2030	5.750%	2,329,000	861,443
12/01/2030	4.125%	3,543,000	2,016,322
12/01/2030	4.625%	4,159,000	1,483,678
02/15/2031	3.375%	757,000	420,204
DISH DBS Corp.
07/01/2028	7.375%	720,000	672,006
06/01/2029	5.125%	1,152,000	968,467
DISH DBS Corp.(a)
12/01/2028	5.750%	2,930,000	2,829,139
DISH Network Corp.(a)
11/15/2027	11.750%	8,723,000	9,115,914
EchoStar Corp.
11/30/2029	10.750%	6,258,642	6,900,148
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EchoStar Corp.(h)
11/30/2030	6.750%	4,145,697	4,306,144
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	2,513,000	2,491,382
08/01/2027	5.000%	5,091,000	5,099,665
07/15/2028	4.000%	2,580,000	2,515,323
07/01/2029	5.500%	1,278,000	1,285,026
07/01/2030	4.125%	2,187,000	2,077,920
Virgin Media Finance PLC(a)
07/15/2030	5.000%	3,454,000	3,053,949
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	2,170,000	2,131,668
VZ Secured Financing BV(a)
01/15/2032	5.000%	8,542,000	7,669,899
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	2,487,000	2,227,087
Total			106,736,188
Chemicals 2.5%
Ashland LLC(a)
09/01/2031	3.375%	5,270,000	4,770,753
Avient Corp.(a)
08/01/2030	7.125%	1,644,000	1,694,770
11/01/2031	6.250%	1,268,000	1,294,761
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	1,833,000	1,939,115
Celanese US Holdings LLC
04/15/2030	6.500%	673,000	670,989
07/15/2032	6.879%	855,000	872,479
04/15/2033	6.750%	1,687,000	1,678,370
11/15/2033	7.200%	2,415,000	2,523,442
Element Solutions, Inc.(a)
09/01/2028	3.875%	3,427,000	3,349,609
HB Fuller Co.
10/15/2028	4.250%	3,430,000	3,340,275
Herens Holdco Sarl(a)
05/15/2028	4.750%	2,783,000	2,406,319
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	343,000	343,557
INEOS Finance PLC(a)
05/15/2028	6.750%	13,136,000	12,146,417
04/15/2029	7.500%	21,051,000	18,892,181
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	7,315,000	6,240,572
Ingevity Corp.(a)
11/01/2028	3.875%	1,799,000	1,747,075
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	5,949,075	5,362,348

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Inversion Escrow Issuer LLC(a)
08/01/2032	6.750%	4,419,000	4,320,211
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	3,005,000	2,880,527
10/01/2029	6.250%	3,507,000	3,398,692
06/15/2031	7.250%	3,919,000	3,935,389
02/15/2033	7.250%	15,238,000	15,129,983
Qnity Electronics, Inc.(a)
08/15/2032	5.750%	1,621,000	1,664,115
08/15/2033	6.250%	1,300,000	1,348,567
SPCM SA(a)
03/15/2027	3.125%	1,001,000	981,220
Tronox, Inc.(a)
03/15/2029	4.625%	2,701,000	1,743,759
09/30/2030	9.125%	16,373,000	15,388,905
WR Grace Holdings LLC(a)
06/15/2027	4.875%	2,542,000	2,523,383
08/15/2029	5.625%	14,147,000	13,342,357
03/01/2031	7.375%	2,144,000	2,178,364
08/15/2032	6.625%	11,895,000	11,815,784
Total			149,924,288
Construction Machinery 0.4%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	5,268,000	5,296,918
Herc Holdings, Inc.(a)
07/15/2027	5.500%	1,295,000	1,295,294
06/15/2030	7.000%	2,402,000	2,524,301
06/15/2033	7.250%	7,283,000	7,705,929
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	2,519,000	2,578,142
03/15/2031	7.750%	611,000	640,358
Synergy Infrastructure Holdings LLC(a)
12/01/2030	7.875%	2,702,000	2,783,851
United Rentals North America, Inc.
07/15/2030	4.000%	897,000	865,834
01/15/2032	3.750%	997,000	935,116
Total			24,625,743
Consumer Cyclical Services 0.3%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	2,489,000	2,452,004
12/01/2028	6.125%	7,511,000	7,363,865
ASGN, Inc.(a)
05/15/2028	4.625%	2,024,000	1,984,813
Match Group Holdings II LLC(a)
10/01/2031	3.625%	1,528,000	1,399,037
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Match Group, Inc.(a)
06/01/2028	4.625%	5,557,000	5,504,913
Total			18,704,632
Consumer Products 0.2%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	2,900,000	1,967,221
Newell Brands, Inc.(a)
06/01/2028	8.500%	360,000	375,503
Newell Brands, Inc.
05/15/2030	6.375%	2,454,000	2,354,920
05/15/2032	6.625%	3,349,000	3,157,313
Opal Bidco SAS(a)
03/31/2032	6.500%	2,700,000	2,782,751
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	1,855,000	1,736,798
Whirlpool Corp.
06/15/2030	6.125%	569,000	576,357
06/15/2033	6.500%	593,000	589,392
Total			13,540,255
Diversified Manufacturing 0.8%
Amsted Industries, Inc.(a)
03/15/2033	6.375%	554,000	573,161
Carrier Global Corp.
02/15/2030	2.722%	16,226,000	15,270,664
Chart Industries, Inc.(a)
01/01/2030	7.500%	1,355,000	1,413,152
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	7,652,000	7,931,325
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	1,526,000	1,598,399
Esab Corp.(a)
04/15/2029	6.250%	1,153,000	1,189,335
Gates Corp. (The)(a)
07/01/2029	6.875%	1,888,000	1,967,553
Madison IAQ LLC(a)
06/30/2029	5.875%	4,084,000	4,036,774
Resideo Funding, Inc.(a)
09/01/2029	4.000%	3,005,000	2,883,327
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	1,598,000	1,601,855
Wesco Distribution, Inc.(a)
03/15/2033	6.375%	1,163,000	1,218,671
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	3,427,000	3,474,616
03/15/2029	6.375%	2,103,000	2,174,360
03/15/2032	6.625%	2,702,000	2,835,388
Total			48,168,580
Electric 1.9%
AEP Texas, Inc.
01/15/2050	3.450%	4,245,000	2,944,992
Alpha Generation LLC(a)
10/15/2032	6.750%	1,428,000	1,469,322
01/15/2034	6.250%	1,644,000	1,646,818
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	2,603,000	2,602,775
Calpine Corp.(a)
02/15/2028	4.500%	2,035,000	2,031,345
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	910,000	909,568
02/15/2031	3.750%	4,205,000	3,911,682
01/15/2032	3.750%	3,452,000	3,154,340
DTE Energy Co.
07/01/2027	4.950%	8,485,000	8,590,650
Edison International
11/15/2028	5.250%	7,553,000	7,664,836
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	1,411,000	1,344,985
Long Ridge Energy LLC(a)
02/15/2032	8.750%	2,970,000	3,111,297
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	2,892,000	2,842,361
01/15/2029	7.250%	4,566,000	4,677,339
NRG Energy, Inc.
01/15/2028	5.750%	1,251,000	1,253,972
NRG Energy, Inc.(a)
02/15/2029	3.375%	1,229,000	1,175,060
06/15/2029	5.250%	2,719,000	2,732,540
07/15/2029	5.750%	1,030,000	1,035,117
02/15/2032	3.875%	3,750,000	3,508,891
02/01/2033	6.000%	1,981,000	2,023,465
01/15/2034	5.750%	2,449,000	2,465,655
11/01/2034	6.250%	2,574,000	2,652,954
01/15/2036	6.000%	2,449,000	2,484,983
Pacific Gas and Electric Co.
07/01/2050	4.950%	8,005,000	6,901,125
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	1,390,000	1,355,540
PG&E Corp.(i)
03/15/2055	7.375%	1,919,000	1,988,024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Talen Energy Supply LLC(a)
02/01/2034	6.250%	2,887,000	2,946,602
02/01/2036	6.500%	2,887,000	2,985,367
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	1,334,000	1,331,630
01/15/2030	4.750%	5,930,000	5,701,286
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	3,311,000	3,311,359
07/31/2027	5.000%	1,280,000	1,283,920
05/01/2029	4.375%	1,350,000	1,332,202
10/15/2031	7.750%	3,834,000	4,075,145
04/15/2032	6.875%	1,408,000	1,480,234
VoltaGrid LLC(a)
11/01/2030	7.375%	2,662,000	2,655,463
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	2,256,000	2,364,642
03/15/2033	8.625%	3,776,000	3,949,859
04/15/2034	7.750%	2,221,000	2,257,136
Total			112,154,481
Environmental 0.1%
GFL Environmental, Inc.(a)
08/01/2028	4.000%	2,000,000	1,961,808
01/15/2031	6.750%	3,195,000	3,356,222
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	3,201,000	3,337,495
Total			8,655,525
Finance Companies 1.3%
Bread Financial Holdings, Inc.(a)
05/15/2031	6.750%	718,000	732,980
CrossCountry Intermediate HoldCo LLC(a)
10/01/2030	6.500%	1,678,000	1,699,421
GGAM Finance Ltd.(a)
02/15/2027	8.000%	2,781,000	2,844,666
04/15/2029	6.875%	1,579,000	1,639,991
03/15/2030	5.875%	2,325,000	2,358,405
goeasy Ltd.(a)
12/01/2028	9.250%	225,000	231,765
07/01/2029	7.625%	2,045,000	2,028,318
05/15/2030	6.875%	486,000	465,380
10/01/2030	7.375%	485,000	469,112
02/15/2031	6.875%	254,000	239,631
Navient Corp.
03/15/2027	5.000%	2,610,000	2,606,834
03/15/2029	5.500%	2,579,000	2,538,916
03/15/2031	11.500%	1,757,000	1,963,149
08/01/2033	5.625%	1,110,000	999,986

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OneMain Finance Corp.
05/15/2029	6.625%	2,679,000	2,773,146
03/15/2030	7.875%	2,502,000	2,652,079
09/15/2030	4.000%	1,882,000	1,767,096
05/15/2031	7.500%	1,847,000	1,939,916
11/15/2031	7.125%	817,000	848,602
03/15/2032	6.750%	1,330,000	1,358,685
09/15/2032	7.125%	2,736,000	2,834,290
03/15/2033	6.500%	4,018,000	4,039,048
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	7,274,000	7,641,066
Rocket Cos, Inc.(a)
08/01/2030	6.125%	1,432,000	1,486,567
08/01/2033	6.375%	1,826,000	1,913,933
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	3,811,000	3,608,602
10/15/2033	4.000%	11,040,000	10,229,834
Springleaf Finance Corp.
11/15/2029	5.375%	169,000	168,347
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	2,863,000	2,869,211
04/15/2029	5.500%	3,544,000	3,508,126
UWM Holdings LLC(a)
02/01/2030	6.625%	3,760,000	3,819,542
03/15/2031	6.250%	4,426,000	4,446,473
Total			78,723,117
Food and Beverage 1.6%
Bacardi Ltd.(a)
05/15/2028	4.700%	2,526,000	2,547,004
05/15/2048	5.300%	13,677,000	12,355,446
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2033	5.400%	25,055,000	25,550,468
Chobani Holdco II LLC(a),(h)
10/01/2029	8.750%	5,235,448	5,565,461
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	2,923,000	3,047,584
Constellation Brands, Inc.
08/01/2029	3.150%	4,232,000	4,080,665
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	2,845,000	2,845,382
General Mills, Inc.
01/30/2027	4.700%	4,450,000	4,483,169
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	893,000	894,461
01/31/2030	4.125%	2,124,000	2,061,575
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	5,843,000	5,899,482
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Performance Food Group, Inc.(a)
09/15/2032	6.125%	1,143,000	1,177,662
Post Holdings, Inc.(a)
04/15/2030	4.625%	1,287,000	1,253,189
09/15/2031	4.500%	6,210,000	5,871,021
02/15/2032	6.250%	1,824,000	1,885,057
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	3,257,000	3,276,460
04/30/2029	4.375%	3,350,000	3,247,989
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	3,538,000	3,406,993
US Foods, Inc.(a)
09/15/2028	6.875%	1,558,000	1,612,262
02/15/2029	4.750%	967,000	962,212
06/01/2030	4.625%	3,348,000	3,298,026
01/15/2032	7.250%	1,450,000	1,527,803
Total			96,849,371
Gaming 0.8%
Boyd Gaming Corp.
12/01/2027	4.750%	1,974,000	1,971,954
Caesars Entertainment, Inc.(a)
02/15/2030	7.000%	2,332,000	2,414,447
02/15/2032	6.500%	4,045,000	4,116,942
10/15/2032	6.000%	4,305,000	4,107,632
Churchill Downs, Inc.(a)
01/15/2028	4.750%	2,174,000	2,164,220
05/01/2031	6.750%	1,149,000	1,185,882
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	330,000	345,787
10/01/2033	6.250%	3,000,000	3,018,417
MGM Resorts International
09/15/2029	6.125%	1,908,000	1,950,866
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	2,730,000	2,667,424
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	4,224,000	3,913,297
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	5,384,000	5,460,150
Rivers Enterprise Lender LLC/Corp.(a)
10/15/2030	6.250%	2,193,000	2,226,746
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	10,689,000	9,465,700
Scientific Games International, Inc.(a)
11/15/2029	7.250%	2,450,000	2,511,998
Voyager Parent LLC(a)
07/01/2032	9.250%	2,717,000	2,878,785
Total			50,400,247
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 2.6%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	2,108,000	2,086,952
04/15/2029	5.000%	4,353,000	4,229,294
03/15/2033	7.375%	2,422,000	2,479,011
Avantor Funding, Inc.(a)
07/15/2028	4.625%	1,819,000	1,803,090
11/01/2029	3.875%	4,861,000	4,638,875
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	2,463,000	2,571,078
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	455,000	450,186
03/15/2029	3.750%	1,124,000	1,085,551
03/15/2031	4.000%	975,000	923,194
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	2,281,000	2,095,945
05/15/2030	5.250%	4,449,000	4,204,915
02/15/2031	4.750%	2,397,000	2,145,973
01/15/2032	10.875%	1,005,000	1,086,110
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	6,249,000	6,561,022
CVS Health Corp.
03/25/2038	4.780%	6,770,000	6,431,928
DaVita, Inc.(a)
07/15/2033	6.750%	2,036,000	2,119,724
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	18,980,000	19,531,867
HCA, Inc.
02/01/2029	5.875%	2,135,000	2,224,809
09/01/2030	3.500%	21,231,000	20,440,975
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	499,000	493,950
IQVIA, Inc.(a)
10/15/2026	5.000%	823,000	822,282
05/15/2027	5.000%	1,864,000	1,863,135
05/15/2030	6.500%	993,000	1,034,606
06/01/2032	6.250%	3,389,000	3,548,595
LifePoint Health, Inc.(a)
10/15/2030	11.000%	3,358,000	3,701,575
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	2,131,000	2,203,485
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	2,870,000	2,791,029
10/01/2029	5.250%	6,635,000	6,648,888
Select Medical Corp.(a)
12/01/2032	6.250%	3,257,000	3,232,880
Star Parent, Inc.(a)
10/01/2030	9.000%	6,236,000	6,691,856
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	6,120,000	6,283,973
Tenet Healthcare Corp.
11/01/2027	5.125%	2,981,000	2,990,582
10/01/2028	6.125%	1,848,000	1,853,770
01/15/2030	4.375%	6,601,000	6,467,926
05/15/2031	6.750%	6,531,000	6,801,847
Tenet Healthcare Corp.(a)
11/15/2032	5.500%	7,472,000	7,589,689
11/15/2033	6.000%	2,333,000	2,409,303
Total			154,539,870
Healthcare Insurance 0.6%
Centene Corp.
10/15/2030	3.000%	26,231,000	23,385,572
UnitedHealth Group, Inc.
01/15/2031	4.650%	10,636,000	10,822,277
Total			34,207,849
Home Construction 0.1%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	3,237,000	3,207,956
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	1,294,000	1,322,244
Total			4,530,200
Independent Energy 1.2%
APA Corp.
02/15/2055	6.750%	1,019,000	1,028,613
Baytex Energy Corp.(a)
04/30/2030	8.500%	2,826,000	2,981,200
03/15/2032	7.375%	2,310,000	2,347,338
Civitas Resources, Inc.(a)
07/01/2028	8.375%	1,436,000	1,483,880
11/01/2030	8.625%	575,000	602,404
07/01/2031	8.750%	5,031,000	5,243,129
06/15/2033	9.625%	5,608,000	6,055,475
CNX Resources Corp.(a)
01/15/2029	6.000%	3,110,000	3,124,392
03/01/2032	7.250%	1,637,000	1,709,431
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	6,862,000	6,886,657
Comstock Resources, Inc.(a)
03/01/2029	6.750%	1,278,000	1,274,887
01/15/2030	5.875%	407,000	395,692
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	2,381,000	2,390,552
04/15/2032	6.250%	3,281,000	3,083,164
11/01/2033	8.375%	2,376,000	2,436,778
02/15/2035	7.250%	5,407,000	5,143,860

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Matador Resources Co.(a)
04/15/2028	6.875%	1,212,000	1,241,083
04/15/2032	6.500%	3,197,000	3,247,581
04/15/2033	6.250%	4,284,000	4,288,905
Occidental Petroleum Corp.
08/01/2027	5.000%	3,276,000	3,335,933
10/01/2054	6.050%	3,976,000	3,864,366
Permian Resources Operating LLC(a)
01/15/2032	7.000%	4,570,000	4,760,561
02/01/2033	6.250%	1,946,000	1,993,100
SM Energy Co.(a)
08/01/2029	6.750%	1,965,000	1,960,891
08/01/2032	7.000%	2,470,000	2,409,190
Total			73,289,062
Integrated Energy 0.3%
BP Capital Markets America, Inc.
11/17/2027	5.017%	16,270,000	16,607,193
Leisure 0.8%
Boyne USA, Inc.(a)
05/15/2029	4.750%	722,000	710,862
Carnival Corp.(a)
03/15/2030	5.750%	2,619,000	2,690,608
08/01/2032	5.750%	5,659,000	5,803,782
02/15/2033	6.125%	2,523,000	2,598,021
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	2,037,000	2,021,678
10/01/2028	6.500%	782,000	757,999
Cinemark USA, Inc.(a)
08/01/2032	7.000%	785,000	818,997
NCL Corp., Ltd.(a)
01/15/2031	5.875%	3,963,000	3,920,748
02/01/2032	6.750%	2,645,000	2,686,400
09/15/2033	6.250%	2,421,000	2,393,827
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	8,273,000	7,885,420
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	2,956,000	2,952,492
Vail Resorts, Inc.(a)
05/15/2032	6.500%	1,584,000	1,644,645
Viking Cruises Ltd.(a)
02/15/2029	7.000%	1,092,000	1,097,500
07/15/2031	9.125%	2,980,000	3,195,428
10/15/2033	5.875%	5,155,000	5,238,423
Total			46,416,830
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.2%
Met Tower Global Funding(a)
04/12/2029	5.250%	10,572,000	10,957,140
Lodging 0.4%
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%	3,490,000	3,243,707
04/01/2032	6.125%	3,156,000	3,272,553
09/15/2033	5.750%	1,545,000	1,583,207
Hilton Grand Vacations Borrower Escrow LLC(a)
07/01/2031	4.875%	1,353,000	1,253,974
01/15/2032	6.625%	3,880,000	3,945,350
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	3,075,000	3,076,269
Marriott Ownership Resorts, Inc.(a)
10/01/2033	6.500%	6,054,000	5,759,201
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	1,955,000	1,925,850
Total			24,060,111
Media and Entertainment 1.3%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	2,844,000	2,846,277
06/01/2029	7.500%	5,094,000	5,060,350
04/01/2030	7.875%	3,785,000	3,989,553
02/15/2031	7.125%	2,653,000	2,762,646
03/15/2033	7.500%	2,699,000	2,836,500
Gray Media, Inc.(a)
07/15/2032	9.625%	1,517,000	1,576,930
08/15/2033	7.250%	1,973,000	1,984,606
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	1,805,889	1,671,438
05/01/2030	10.875%	870,862	716,831
Mav Acquisition Corp.(a)
08/01/2029	8.000%	3,324,000	3,368,694
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	2,661,000	2,759,812
Meta Platforms, Inc.
11/15/2055	5.625%	6,712,000	6,689,754
11/15/2065	5.750%	5,631,000	5,598,605
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	3,572,000	3,568,916
01/15/2029	4.250%	811,000	788,314
03/15/2030	4.625%	2,185,000	2,122,437
02/15/2031	7.375%	696,000	738,087
Roblox Corp.(a)
05/01/2030	3.875%	2,221,000	2,124,585
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Snap, Inc.(a)
03/01/2033	6.875%	7,685,000	7,916,475
03/15/2034	6.875%	3,807,000	3,901,543
Univision Communications, Inc.(a)
08/15/2028	8.000%	2,553,000	2,636,137
05/01/2029	4.500%	2,385,000	2,277,339
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	2,237,000	2,046,010
03/15/2042	5.050%	6,986,000	5,583,293
03/15/2052	5.141%	1,199,000	899,602
Total			76,464,734
Metals and Mining 0.6%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	1,072,000	1,137,308
Carpenter Technology Corp.(a)
03/01/2034	5.625%	2,209,000	2,244,888
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	905,000	932,849
03/15/2032	7.000%	434,000	445,025
05/01/2033	7.375%	459,000	475,708
Compass Minerals International, Inc.(a)
07/01/2030	8.000%	1,671,000	1,739,394
Constellium SE(a)
06/15/2028	5.625%	2,490,000	2,490,952
04/15/2029	3.750%	4,741,000	4,571,698
08/15/2032	6.375%	3,297,000	3,392,926
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	1,464,000	1,467,084
04/01/2029	6.125%	5,064,000	5,134,504
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	5,025,000	4,830,220
03/01/2034	5.875%	2,577,000	2,570,669
Novelis Corp.(a)
01/30/2030	4.750%	2,010,000	1,937,224
08/15/2031	3.875%	2,967,000	2,710,498
08/15/2033	6.375%	2,249,000	2,269,396
Novelis, Inc.(a)
01/30/2030	6.875%	879,000	910,961
Total			39,261,304
Midstream 2.6%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	3,178,000	3,366,985
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	1,715,000	1,778,906
CNX Midstream Partners LP(a)
04/15/2030	4.750%	5,384,000	5,174,870
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	8,032,000	8,422,105
06/30/2033	7.375%	5,217,000	5,348,630
Enbridge, Inc.
04/05/2027	5.250%	7,793,000	7,899,277
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	18,903,000	16,656,108
09/30/2040	3.250%	3,925,000	3,212,150
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	11,038,000	11,759,713
Hess Midstream Operations LP(a)
03/01/2028	5.875%	1,291,000	1,313,265
10/15/2030	5.500%	1,293,000	1,306,859
ITT Holdings LLC(a)
08/01/2029	6.500%	437,000	424,073
NuStar Logistics LP
06/01/2026	6.000%	4,476,000	4,486,005
04/28/2027	5.625%	1,573,000	1,587,746
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	1,293,000	1,356,364
Sunoco LP(a),(i),(j)
	7.875%	4,417,000	4,502,826
Sunoco LP(a)
05/01/2029	7.000%	2,162,000	2,250,404
05/01/2032	7.250%	2,041,000	2,155,392
07/01/2033	6.250%	2,518,000	2,586,591
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	5,178,000	5,292,741
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	4,429,000	4,163,225
08/15/2031	4.125%	3,910,000	3,587,772
11/01/2033	3.875%	5,224,000	4,569,781
Venture Global LNG, Inc.(a),(i),(j)
	9.000%	6,226,000	5,291,609
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	2,432,000	2,568,404
01/15/2030	7.000%	1,548,000	1,519,273
06/01/2031	8.375%	2,271,000	2,276,829
02/01/2032	9.875%	2,466,000	2,567,152
Venture Global Plaquemines LNG LLC(a)
05/01/2033	7.500%	1,765,000	1,927,371
01/15/2034	6.500%	3,957,000	4,094,639
05/01/2035	7.750%	1,765,000	1,965,730
01/15/2036	6.750%	10,369,000	10,873,840
Western Midstream Operating LP
01/15/2029	6.350%	3,871,000	4,082,464
Williams Companies, Inc. (The)
08/15/2028	5.300%	17,155,000	17,675,299
Total			158,044,398

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.6%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	1,387,000	1,428,641
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	916,000	955,638
10/01/2033	6.500%	2,188,000	2,231,638
10/01/2035	6.750%	1,251,000	1,284,803
Nabors Industries, Inc.(a)
01/31/2030	9.125%	3,094,000	3,244,794
08/15/2031	8.875%	5,539,000	5,419,547
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	2,893,031	2,973,009
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	6,148,333	6,318,769
Transocean, Inc.(a)
05/15/2029	8.250%	776,000	789,160
05/15/2031	8.500%	3,061,000	3,084,044
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	7,226,000	7,509,683
Total			35,239,726
Other Industry 0.1%
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%	1,358,000	1,335,908
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	1,054,000	1,043,237
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	983,000	1,013,715
04/15/2030	6.625%	1,303,000	1,344,883
Total			4,737,743
Other REIT 0.3%
Ladder Capital Finance Holdings LLLP/Corp.(a)
06/15/2029	4.750%	3,261,000	3,213,528
07/15/2031	7.000%	1,434,000	1,520,255
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	4,100,000	4,104,353
05/15/2029	4.875%	1,134,000	1,100,773
02/01/2030	7.000%	947,000	966,558
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	616,000	635,645
02/15/2029	4.500%	860,000	847,763
04/01/2032	6.500%	1,679,000	1,740,540
06/15/2033	6.500%	1,540,000	1,598,047
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	1,102,000	1,095,400
Service Properties Trust
06/15/2029	8.375%	1,009,000	991,413
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Service Properties Trust(a)
11/15/2031	8.625%	1,493,000	1,566,855
Total			19,381,130
Packaging 0.3%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	7,092,000	6,617,758
Ardagh Metal Packaging Finance USA LLC/PLC(a),(k)
01/30/2031	6.250%	1,518,000	1,544,194
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	5,482,000	5,488,851
04/15/2032	6.750%	1,763,000	1,784,947
Silgan Holdings, Inc.
02/01/2028	4.125%	3,935,000	3,890,691
Total			19,326,441
Pharmaceuticals 1.3%
1261229 BC Ltd.(a)
04/15/2032	10.000%	8,068,000	8,350,490
AbbVie, Inc.
03/15/2029	4.800%	13,495,000	13,849,138
11/21/2029	3.200%	3,726,000	3,615,064
Bausch Health Companies, Inc.(a)
06/01/2028	4.875%	2,831,000	2,573,121
09/30/2028	11.000%	789,000	830,925
Gilead Sciences, Inc.
03/01/2026	3.650%	36,182,000	36,134,116
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	6,892,000	6,744,645
Jazz Securities DAC(a)
01/15/2029	4.375%	2,600,000	2,567,156
Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,379,000	1,348,093
04/30/2031	5.125%	713,000	597,149
Total			76,609,897
Property & Casualty 1.0%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%	721,000	750,434
08/01/2029	6.000%	3,376,000	3,335,706
07/01/2032	6.750%	1,428,000	1,461,404
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	718,000	708,218
04/15/2028	6.750%	5,567,000	5,668,195
11/01/2029	5.875%	1,991,000	1,966,742
01/15/2031	7.000%	2,647,000	2,751,403
10/01/2031	6.500%	1,285,000	1,321,691
10/01/2032	7.375%	4,981,000	5,147,049
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AmWINS Group, Inc.(a)
02/15/2029	6.375%	1,979,000	2,035,497
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	3,666,000	3,833,896
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	5,948,000	6,140,670
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	6,624,000	6,621,180
Howden UK Refinance PLC/2 PLC/US Refinance LLC(a)
02/15/2032	8.125%	1,486,000	1,507,873
HUB International Ltd.(a)
01/31/2032	7.375%	1,895,000	1,974,671
HUB International, Ltd.(a)
06/15/2030	7.250%	9,107,000	9,538,236
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	3,637,000	3,761,467
Ryan Specialty LLC(a)
08/01/2032	5.875%	1,741,000	1,779,770
Total			60,304,102
Railroads 0.5%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	2,787,000	2,870,495
Norfolk Southern Corp.
06/15/2026	2.900%	8,699,000	8,646,446
08/01/2030	5.050%	10,246,000	10,640,929
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	6,357,000	6,652,777
Total			28,810,647
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	6,399,000	6,326,665
09/15/2029	5.625%	1,840,000	1,875,505
10/15/2030	4.000%	3,320,000	3,167,732
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	6,695,000	6,244,168
Yum! Brands, Inc.
04/01/2032	5.375%	2,405,000	2,440,631
Total			20,054,701
Retailers 0.5%
Advance Auto Parts, Inc.(a)
08/01/2030	7.000%	1,280,000	1,306,760
08/01/2033	7.375%	3,539,000	3,601,209
Asbury Automotive Group, Inc.(a)
02/15/2032	5.000%	701,000	682,429
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Beach Acquisition Bidco LLC(a),(h)
07/15/2033	10.000%	5,131,000	5,565,948
Belron UK Finance PLC(a)
10/15/2029	5.750%	1,924,000	1,957,358
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	999,000	977,512
01/15/2030	6.375%	699,000	718,437
Hanesbrands, Inc.(a)
02/15/2031	9.000%	3,392,000	3,579,312
L Brands, Inc.
02/01/2028	5.250%	1,053,000	1,056,057
11/01/2035	6.875%	1,511,000	1,517,986
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	1,142,000	1,124,697
08/01/2031	8.250%	1,111,000	1,172,690
Lithia Motors, Inc.(a)
01/15/2031	4.375%	1,325,000	1,272,208
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	3,954,000	3,629,159
Total			28,161,762
Supermarkets 0.0%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	1,313,000	1,314,247
02/15/2030	4.875%	536,000	531,758
Total			1,846,005
Technology 4.0%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	4,353,000	4,571,487
APLD ComputeCo LLC(a)
12/15/2030	9.250%	7,909,000	7,625,000
Block, Inc.
06/01/2026	2.750%	1,714,000	1,699,667
06/01/2031	3.500%	1,723,000	1,619,184
05/15/2032	6.500%	3,394,000	3,548,620
Block, Inc.(a)
08/15/2030	5.625%	2,099,000	2,139,305
08/15/2033	6.000%	1,641,000	1,686,852
Broadcom, Inc.
04/15/2028	4.800%	6,313,000	6,433,861
Broadcom, Inc.(a)
11/15/2036	3.187%	7,767,000	6,698,954
CACI International, Inc.(a)
06/15/2033	6.375%	2,852,000	2,972,493
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	1,053,000	897,764

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	1,315,000	1,091,050
Cipher Compute LLC(a)
11/15/2030	7.125%	3,692,000	3,750,663
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	5,779,000	5,462,628
Cloud Software Group, Inc,(a)
08/15/2033	6.625%	858,000	858,692
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	6,872,000	7,103,114
06/30/2032	8.250%	3,831,000	4,046,410
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	12,510,000	10,932,203
Ellucian Holdings, Inc.(a)
12/01/2029	6.500%	1,060,000	1,079,233
Entegris Escrow Corp.(a)
04/15/2029	4.750%	2,603,000	2,596,488
06/15/2030	5.950%	5,154,000	5,279,515
Fair Isaac Corp.(a)
05/15/2033	6.000%	2,354,000	2,424,164
Gartner, Inc.(a)
07/01/2028	4.500%	1,484,000	1,479,035
Gen Digital, Inc.(a)
04/01/2033	6.250%	678,000	698,217
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	5,615,000	5,970,801
HealthEquity, Inc.(a)
10/01/2029	4.500%	2,857,000	2,804,975
Intel Corp.
03/25/2050	4.750%	6,800,000	5,725,952
International Business Machines Corp.
05/15/2026	3.300%	17,860,000	17,795,583
ION Platform Finance US Inc./SARL(a)
05/01/2028	4.625%	2,367,000	2,184,876
05/01/2028	5.000%	962,000	892,833
05/15/2028	5.750%	4,665,000	4,374,642
05/01/2029	8.750%	4,437,000	4,413,792
05/30/2029	9.500%	4,782,000	4,863,471
ION Platform Finance US, Inc.(a)
09/30/2032	7.875%	4,312,000	4,105,158
Iron Mountain, Inc.(a)
09/15/2027	4.875%	4,523,000	4,506,043
09/15/2029	4.875%	664,000	656,074
07/15/2030	5.250%	2,592,000	2,567,732
01/15/2033	6.250%	1,187,000	1,213,671
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	6,318,000	6,273,216
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	4,022,000	4,352,406
NCR Corp.(a)
10/01/2028	5.000%	3,473,000	3,448,115
04/15/2029	5.125%	982,000	973,580
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	6,352,000	6,325,141
05/15/2031	10.375%	1,698,000	1,716,856
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	2,210,000	2,131,318
01/15/2033	5.000%	7,610,000	7,739,099
Oracle Corp.
09/26/2065	6.100%	17,840,000	16,617,351
Picard Midco, Inc.(a)
03/31/2029	6.500%	8,693,000	8,770,919
Science Applications International Corp.(a)
11/01/2033	5.875%	3,610,000	3,599,411
Seagate Data Storage Technology Pte Ltd.(a)
12/15/2029	8.250%	1,930,000	2,050,256
Sensata Technologies BV(a)
09/01/2030	5.875%	2,018,000	2,041,265
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	436,000	456,016
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	3,512,000	3,648,040
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	1,508,000	1,569,479
Synaptics, Inc.(a)
06/15/2029	4.000%	3,259,000	3,137,269
UKG, Inc.(a)
02/01/2031	6.875%	4,210,000	4,345,571
WEX, Inc.(a)
03/15/2033	6.500%	3,004,000	3,062,277
WULF Compute LLC(a)
10/15/2030	7.750%	1,771,000	1,831,094
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	5,157,000	4,880,383
Total			237,739,264
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	3,179,000	3,247,246
06/15/2032	8.375%	3,133,000	3,225,504
ERAC USA Finance LLC(a)
05/01/2028	4.600%	13,488,000	13,680,042
Total			20,152,792
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Treasury 0.1%
Angolan Government International Bond(a)
10/15/2035	9.875%	5,962,000	5,827,342
Wireless 0.7%
Altice France(a)
03/15/2032	6.500%	4,542,820	4,418,043
07/15/2032	6.875%	1,013,452	986,883
Altice France Lux 3/Holdings 1(a)
01/15/2033	10.000%	726,600	697,726
SBA Communications Corp.
02/01/2029	3.125%	5,224,000	4,991,695
Sprint Capital Corp.
11/15/2028	6.875%	3,098,000	3,338,154
T-Mobile USA, Inc.
01/15/2029	4.850%	16,320,000	16,688,083
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	3,947,000	3,606,396
07/15/2031	4.750%	2,092,000	1,918,575
04/15/2032	7.750%	2,977,000	3,090,616
Total			39,736,171
Wirelines 0.6%
AT&T, Inc.
12/01/2033	2.550%	6,715,000	5,760,639
Fibercop SpA(a)
07/18/2036	7.200%	2,101,000	2,088,313
Frontier Communications Corp.(a)
05/01/2028	5.000%	1,941,000	1,949,320
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	822,000	858,408
03/15/2031	8.625%	2,232,000	2,357,593
Iliad Holding SAS(a)
10/15/2028	7.000%	5,063,000	5,134,986
Iliad Holding SASU(a)
04/15/2031	8.500%	1,651,000	1,774,389
04/15/2032	7.000%	1,563,000	1,609,721
Optics Bidco SpA(a)
06/04/2038	7.721%	1,579,000	1,593,619
Verizon Communications, Inc.
03/21/2031	2.550%	7,180,000	6,569,711
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	4,339,000	4,520,766
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Windstream Services LLC(a)
10/15/2033	7.500%	1,879,000	1,916,760
Total			36,134,225
Total Corporate Bonds & Notes (Cost $2,366,346,045)			2,407,090,582

Exchange-Traded Fixed Income Funds 1.0%
	Shares	Value ($)
High Yield 1.0%
Columbia Short Duration High Yield ETF(l)	2,876,000	58,548,170
Total Exchange-Traded Fixed Income Funds (Cost $57,778,840)		58,548,170

Foreign Government Obligations(m),(n) 9.2%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Angola 0.2%
Angolan Government International Bond(a)
04/14/2032	8.750%		6,791,000	6,478,293
05/08/2048	9.375%		7,000,000	6,090,144
Total				12,568,437
Brazil 0.2%
Brazilian Government International Bond
06/12/2030	3.875%		2,024,000	1,937,560
01/12/2056	7.250%		8,712,000	8,705,153
Total				10,642,713
Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%		3,264,000	3,276,978
11/15/2028	8.500%		880,000	922,458
02/15/2030	9.000%		2,480,000	2,652,421
12/01/2031	7.000%		1,080,000	1,148,104
Total				7,999,961
Chile 0.2%
Chile Government International Bond
05/07/2041	3.100%		18,654,000	14,502,767
Colombia 1.1%
Colombia Government International Bond
02/02/2034	7.500%		34,080,000	35,833,856
Colombian TES
04/28/2028	6.000%	COP	126,000,000,000	30,012,044
Total				65,845,900

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Dominican Republic 0.3%
Dominican Republic International Bond(a)
01/25/2027	5.950%		4,475,000	4,523,312
04/30/2044	7.450%		7,900,000	8,675,603
01/27/2045	6.850%		3,544,000	3,649,174
Total				16,848,089
Egypt 0.2%
Egypt Government International Bond(a)
01/31/2047	8.500%		5,700,000	5,309,449
02/16/2061	7.500%		11,189,000	9,272,733
Total				14,582,182
France 1.2%
French Republic Government Bond OAT(a)
05/25/2052	0.750%	EUR	47,773,000	24,993,616
05/25/2053	0.750%	EUR	95,294,000	48,356,874
Total				73,350,490
Ghana 0.2%
Ghana Government International Bond(a),(i)
07/03/2035	5.000%		14,873,452	13,105,957
Hungary 0.2%
Hungary Government International Bond(a)
09/22/2032	6.250%		8,311,000	8,872,090
India 0.6%
Export-Import Bank of India(a)
01/15/2030	3.250%		6,200,000	5,943,776
India Government Bond
02/06/2033	7.260%	INR	1,972,730,000	22,841,339
Indian Railway Finance Corp., Ltd.(a)
02/10/2031	2.800%		7,000,000	6,460,338
Total				35,245,453
Indonesia 0.1%
PT Pertamina Persero(a)
02/09/2031	2.300%		6,300,000	5,587,671
Ivory Coast 0.4%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%		15,709,000	15,139,151
01/30/2037	8.250%		10,030,000	10,483,364
Total				25,622,515
Kazakhstan 0.1%
KazMunayGas National Co., JSC(a)
10/24/2048	6.375%		7,000,000	7,091,970
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Malaysia 0.1%
Petronas Capital Ltd.(a)
04/03/2055	5.848%	6,845,000	7,276,768
Mexico 1.1%
Mexico Government International Bond
03/22/2033	5.375%	11,880,000	11,842,729
05/07/2036	6.000%	5,257,000	5,370,337
01/29/2038	6.625%	3,692,000	3,893,615
08/14/2041	4.280%	300,000	242,996
Petroleos Mexicanos
01/28/2031	5.950%	11,183,000	10,805,302
06/15/2035	6.625%	5,886,000	5,543,050
02/12/2048	6.350%	8,000,000	6,237,041
01/23/2050	7.690%	21,001,000	18,759,207
Total			62,694,277
Mongolia 0.1%
Mongolia Government International Bond(a)
01/19/2028	8.650%	5,470,000	5,805,271
Nigeria 0.1%
Nigeria Government International Bond(a)
11/28/2047	7.625%	7,000,000	6,476,207
Oman 0.1%
Oman Government International Bond(a)
01/17/2048	6.750%	6,506,000	7,218,568
Panama 0.1%
Panama Government International Bond
01/19/2033	3.298%	6,779,000	5,902,463
Paraguay 0.1%
Paraguay Government International Bond(a)
03/27/2027	4.700%	1,429,000	1,433,254
08/11/2044	6.100%	2,939,000	3,019,991
Total			4,453,245
Romania 0.5%
Romanian Government International Bond(a)
02/10/2037	7.500%	4,732,000	5,196,258
06/15/2048	5.125%	18,148,000	15,009,944
02/14/2051	4.000%	13,572,000	9,287,337
Total			29,493,539
Saudi Arabia 0.2%
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%	15,163,000	13,703,461
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
South Africa 0.2%
Republic of South Africa Government International Bond
09/30/2049	5.750%		7,000,000	5,913,147
04/20/2052	7.300%		5,899,000	5,962,789
Total				11,875,936
Sri Lanka 0.1%
Sri Lanka Government International Bond(a),(i)
02/15/2038	3.600%		6,485,441	5,932,466
Turkey 0.6%
Turkey Government International Bond
05/11/2047	5.750%		18,252,000	15,033,705
Turkiye Government International Bond
02/12/2032	7.125%		17,157,000	18,090,239
Total				33,123,944
United Arab Emirates 0.3%
DP World Crescent Ltd.(a)
07/18/2029	3.875%		5,600,000	5,471,843
DP World Ltd.(a)
09/25/2048	5.625%		6,091,000	6,060,639
DP World PLC(a)
07/02/2037	6.850%		3,650,000	4,172,805
09/30/2049	4.700%		2,000,000	1,746,440
Total				17,451,727
United Kingdom 0.5%
United Kingdom Gilt(a)
07/31/2051	1.250%	GBP	35,800,000	21,066,647
07/22/2057	1.750%	GBP	9,640,000	6,023,465
10/22/2061	0.500%	GBP	8,790,000	3,053,606
Total				30,143,718
Total Foreign Government Obligations (Cost $543,735,180)				553,417,785

Joint Ventures(o) 0.4%
Value ($)
Itasca Park LLC(c),(e),(g),(l),(p)	1,690,325
Itasca Park LLC - Unfunded(c),(e),(g),(l),(p)	23,250,000
Total Joint Ventures (Cost $25,000,000)	24,940,325

Residential Mortgage-Backed Securities - Agency 33.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(b),(q)
CMO Series 2022-27 Class SJ
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 06/25/2052	2.028%	44,005,902	4,796,278
CMO Series 2023-46 Class SD
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	1.814%	61,983,269	7,244,995
CMO Series 2023-62 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2048	2.014%	64,740,531	8,190,376
Fannie Mae REMICS(b)
CMO Series 2022-60A Class FA
30-day Average SOFR + 0.700% Floor 0.700%, Cap 6.000% 09/25/2052	4.772%	48,241,314	47,331,304
CMO Series 2025-13 Class FA
30-day Average SOFR + 1.300% Floor 1.300%, Cap 6.500% 03/25/2055	5.372%	53,528,121	53,762,746
Federal Home Loan Mortgage Corp.
05/01/2052	3.000%	50,968,586	45,844,900
09/01/2052- 10/01/2053	5.000%	71,150,848	72,281,306
12/01/2053	5.500%	32,816,118	33,697,173
12/01/2053	6.000%	33,733,029	35,138,234
Federal Home Loan Mortgage Corp.(q)
CMO Series 304 Class C69
12/15/2042	4.000%	1,690,208	291,420
CMO Series 4147 Class CI
01/15/2041	3.500%	234,817	1,150
Federal Home Loan Mortgage Corp.(b),(q)
CMO Series 318 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 11/15/2043	1.694%	3,484,565	396,770
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	1.664%	5,262,225	549,479

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	1.864%	18,773,627	2,150,945
CMO STRIPS Series 326 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/15/2044	1.744%	604,988	66,440
Federal Home Loan Mortgage Corp.(q),(r)
CMO Series 4515 Class SA
08/15/2038	1.827%	2,152,809	134,634
Federal Home Loan Mortgage Corp. REMICS(q)
CMO Series 5051 Class KI
12/25/2050	2.500%	30,930,125	4,562,503
CMO Series 5192 Class PI
10/25/2051	2.500%	48,845,254	6,201,374
CMO Series 5198 Class KI
02/25/2052	3.000%	36,674,047	6,370,891
Federal National Mortgage Association
08/01/2032- 04/01/2052	3.000%	31,951,681	28,741,044
04/01/2052	2.500%	13,257,217	11,342,619
05/01/2052- 06/01/2052	3.500%	140,827,754	132,102,126
10/01/2053	5.500%	31,113,342	31,963,462
Federal National Mortgage Association(q),(r)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	1,727,254	17
Federal National Mortgage Association(q)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	155,126	1,553
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,258,281	175,708
Federal National Mortgage Association(b),(q)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	1.714%	4,985,828	557,638
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	1.964%	8,567,858	1,117,709
CMO Series 2016-26 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/25/2046	1.864%	7,578,308	986,778
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	1.814%	4,814,437	618,531
CMO Series 2016-42 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2046	1.814%	16,846,334	2,203,959
CMO Series 2017-47 Class SE
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 06/25/2047	1.914%	5,249,242	666,570
CMO Series 2017-56 Class SB
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.964%	18,298,965	2,414,651
CMO Series 2018-76 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	1.964%	6,111,966	871,400
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	1.864%	16,701,204	2,376,187
CMO Series 2019-8 Class SG
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/25/2049	1.814%	16,568,929	1,848,794
Federal National Mortgage Association REMICS(q)
CMO Series 2020-77 Class IL
11/25/2050	2.500%	29,796,586	3,674,649
Federal National Mortgage Association REMICS(b),(q)
CMO Series 2023-61 Class GS
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 12/25/2053	1.628%	119,213,407	6,535,958
Freddie Mac REMICS(q)
CMO Series 5287 Class NI
05/25/2051	3.500%	34,733,161	6,829,769
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac REMICS(b),(q)
CMO Series 5356 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/15/2049	1.744%	78,499,883	8,909,117
CMO Series 5559 Class SC
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 07/25/2055	1.778%	35,677,415	3,367,627
Freddie Mac REMICS(b)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	8.022%	31,949,931	33,056,146
CMO Series 5515 Class FM
30-day Average SOFR + 1.350% Floor 1.350%, Cap 6.500% 03/25/2055	5.422%	28,073,320	28,166,829
CMO Series 5517 Class HT
30-day Average SOFR + 3.950% Floor 3.950%, Cap 8.250% 03/25/2055	8.022%	27,365,729	28,188,411
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	8.022%	15,168,950	15,622,893
CMO Series 5573 Class F
30-day Average SOFR + 1.000% Cap 8.550% 09/25/2055	8.372%	18,671,715	19,298,241
Government National Mortgage Association
08/15/2031	7.000%	7,766	7,999
04/15/2034	5.000%	52,527	53,254
Government National Mortgage Association(q)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	4,452,790	225,317
CMO Series 2020-138 Class GI
09/20/2050	3.000%	28,214,810	4,476,266
CMO Series 2020-191 Class UG
12/20/2050	3.500%	32,801,720	5,535,562
CMO Series 2021-140 Class IW
08/20/2051	3.500%	39,099,938	7,355,124
CMO Series 2021-57 Class KI
03/20/2051	3.500%	35,683,306	7,302,196
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-89 Class IO
05/20/2051	3.000%	41,490,776	7,005,460
Government National Mortgage Association(b),(q)
CMO Series 2016-20 Class SQ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 02/20/2046	2.026%	7,524,754	1,080,087
CMO Series 2017-129 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	2.126%	6,313,447	859,330
CMO Series 2017-133 Class SM
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2047	2.176%	6,785,578	920,768
CMO Series 2017-141 Class ES
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2047	2.126%	9,109,877	1,446,109
CMO Series 2018-124 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	2.126%	10,559,834	1,473,736
CMO Series 2018-147 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	2.076%	20,768,063	2,990,815
CMO Series 2018-155 Class ES
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 11/20/2048	2.026%	8,659,554	1,161,650
CMO Series 2018-168 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 12/20/2048	2.026%	7,399,945	1,159,835
CMO Series 2018-67 Class SP
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	2.126%	6,643,063	913,949

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-152 Class BS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	1.976%	17,975,953	2,349,619
CMO Series 2019-23 Class LS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	1.976%	5,024,018	601,433
CMO Series 2019-23 Class QS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2049	1.976%	14,376,697	1,726,037
CMO Series 2019-29 Class DS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	1.976%	12,340,109	1,310,310
CMO Series 2019-41 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	1.976%	11,861,149	1,421,741
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	2.076%	7,864,934	908,727
CMO Series 2019-59 Class JS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	2.076%	7,981,644	887,882
CMO Series 2020-101 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	2.126%	47,099,616	6,569,087
CMO Series 2020-55 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2050	1.976%	31,426,427	4,014,060
CMO Series 2020-61 Class SM
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 07/20/2043	2.526%	30,934,969	4,948,240
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.976%	35,489,644	4,256,809
CMO Series 2021-155 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	2.226%	38,444,055	5,720,975
CMO Series 2021-58 Class SH
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	2.226%	42,627,188	6,028,209
CMO Series 2022-148 Class BS
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/20/2052	1.851%	22,009,033	2,759,801
CMO Series 2022-197 Class DS
-1.0 x 30-day Average SOFR + 6.800% Cap 6.800% 11/20/2052	2.701%	53,728,795	7,411,253
CMO Series 2022-215 Class ES
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	1.976%	60,240,027	8,138,813
CMO Series 2022-90 Class SD
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.976%	34,345,953	4,145,557
CMO Series 2022-90 Class SM
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2050	2.076%	56,042,306	7,610,327
CMO Series 2023-165 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 02/20/2050	2.076%	64,549,339	8,279,414
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.976%	54,382,411	6,200,128
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-18 Class SB
-1.0 x 30-day Average SOFR + 5.690% Cap 5.690% 02/20/2053	1.591%	37,505,716	3,686,951
CMO Series 2023-32 Class SD
-1.0 x 30-day Average SOFR + 5.750% Cap 5.750% 02/20/2053	1.651%	66,704,990	6,838,596
CMO Series 2023-66 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	2.126%	61,330,333	7,980,812
CMO Series 2023-75 Class SB
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 06/20/2050	1.976%	67,128,906	8,438,627
CMO Series 2024-110 Class SG
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 07/20/2054	1.851%	51,772,674	3,903,478
CMO Series 2024-110 Class SQ
-1.0 x 30-day Average SOFR + 6.650% Cap 6.650% 07/20/2054	2.551%	67,858,216	7,905,971
CMO Series 2024-128 Class S
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	2.126%	55,663,913	6,353,156
CMO Series 2024-24 Class SB
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2049	1.976%	49,262,926	6,193,562
CMO Series 2024-25 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	2.226%	73,086,270	9,353,237
CMO Series 2024-30 Class IM
-1.0 x 30-day Average SOFR + 5.250% Cap 5.250% 02/20/2054	1.151%	90,020,928	4,762,935
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-30 Class SN
30-day Average SOFR + 6.950% Cap 6.950% 02/20/2054	2.851%	103,662,414	11,035,952
CMO Series 2024-64 Class SM
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 04/20/2054	1.816%	46,167,915	5,173,632
CMO Series 2024-64 Class SN
-1.0 x 30-day Average SOFR + 5.300% Cap 5.300% 04/20/2054	1.201%	65,929,568	4,145,546
CMO Series 2024-79 Class HS
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	3.151%	27,965,829	3,407,958
CMO Series 2024-79 Class JS
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	3.151%	44,055,778	5,412,336
CMO Series 2024-97 Class YS
-1.0 x 30-day Average SOFR + 6.650% Cap 6.650% 06/20/2054	2.551%	65,309,956	6,671,373
CMO Series 2025-25 Class SH
-1.0 x 30-day Average SOFR + 5.300% Cap 5.300% 02/20/2055	1.201%	39,618,185	2,660,436
Government National Mortgage Association(b)
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	6.823%	24,930,239	25,756,283
Government National Mortgage Association TBA(k)
12/18/2055	3.000%	32,000,000	28,866,483
Uniform Mortgage-Backed Security TBA(k)
12/16/2040- 12/13/2053	3.000%	91,000,000	82,217,748
12/13/2053	4.000%	174,500,000	166,182,578
12/13/2053	4.500%	244,000,000	238,839,322
12/13/2053	5.000%	203,000,000	202,568,808
12/13/2053	5.500%	176,100,000	178,319,922

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/11/2055	6.000%	152,000,000	155,625,071
Total Residential Mortgage-Backed Securities - Agency (Cost $1,998,134,468)			2,012,207,956

Residential Mortgage-Backed Securities - Non-Agency 7.6%

A&D Mortgage Trust(a),(i)
CMO Series 2024-NQM3 Class A1
07/25/2069	6.451%	12,246,128	12,418,382
Barclays Mortgage Loan Trust(a),(r)
CMO Series 2025-NQM3 Class A1
05/25/2065	5.640%	8,957,463	9,076,340
CAFL Issuer LLC(a),(i)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	1,471,337	1,470,398
Citigroup Mortgage Loan Trust, Inc.(a),(r)
CMO Series 2010-6 Class 2A2
09/25/2035	6.116%	17,163	17,080
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	165,561	164,943
Cross Mortgage Trust(a),(r)
CMO Series 2025-H5 Class A1
07/25/2070	5.509%	10,873,650	10,969,570
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	9.322%	9,950,000	10,450,281
Subordinated CMO Series 2020-DNA6 Class B1
30-day Average SOFR + 3.000% 12/25/2050	7.072%	15,400,000	16,447,195
Subordinated CMO Series 2021-DNA1 Class B1
30-day Average SOFR + 2.650% 01/25/2051	6.722%	10,400,000	10,915,939
Subordinated CMO Series 2021-DNA5 Class B1
30-day Average SOFR + 3.050% 01/25/2034	7.122%	15,700,000	16,660,032
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2019-CS02 Class B2
30-day Average SOFR + 0.114% 02/25/2032	4.454%	3,309,898	3,264,350
CMO Series 2019-CS02 Class B3
30-day Average SOFR + 0.114% 02/25/2032	4.454%	7,646,288	7,386,037
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(q)
CMO Series 2019-CS02 Class IO
02/25/2029	0.270%	636,008,993	4,099,078
CMO Series 2020-CS02 Class IO1
05/25/2030	0.090%	1,150,305,015	3,169,320
CMO Series 2020-CS02 Class IO2
06/25/2030	0.115%	1,150,305,015	4,049,764
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
Subordinated CMO Series 2020-CS02 Class B2
30-day Average SOFR + 0.114% 06/25/2033	4.454%	14,608,000	12,430,616
GCAT Trust(a),(i)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.550%	12,939,905	13,046,282
GITSIT Mortgage Loan Trust(a),(i)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.276%	7,757,667	7,775,160
HTAP Issuer Trust(a)
CMO Series 2025-1 Class A
11/25/2042	6.500%	2,808,396	2,813,481
LHOME Mortgage Trust(a),(i)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	14,150,000	14,198,792
CMO Series 2024-RTL2 Class A1
03/25/2029	7.128%	8,000,000	8,051,562
MFA Trust(i)
CMO Series 2024-NPL1 Class A1
09/25/2054	6.330%	25,292,665	25,459,251
NYMT Loan Trust(a),(i)
CMO Series 2024-BPL1 Class A1
02/25/2029	7.154%	15,200,000	15,224,186
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	7.072%	1,100,212	1,104,056
OBX Trust(a),(i)
CMO Series 2024-NQM3 Class A1
12/25/2063	6.129%	7,736,551	7,814,937
OSAT Trust(a),(i)
CMO Series 2021-RPL1 Class A2
05/25/2065	7.967%	7,461,258	7,491,566
Preston Ridge Partners Mortgage Trust(a),(i)
CMO Series 2023-RCF1 Class M1
06/25/2053	4.000%	11,431,000	11,113,848
PRET LLC(a),(i)
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	22,331,202	22,338,162
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	17,193,169	17,198,523
CMO Series 2024-NPL7 Class A2
10/25/2054	8.956%	10,794,000	10,807,038
CMO Series 2024-NPL8 Class A1
11/25/2054	5.963%	15,197,357	15,206,630
PRKCM Trust(a),(r)
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	12,241,028	11,733,504
PRPM LLC(a),(i)
CMO Series 2024-7 Class A1
11/25/2029	5.870%	17,672,064	17,680,428
CMO Series 2024-8 Class A1
12/25/2029	5.897%	10,697,867	10,701,346
CMO Series 2025-2 Class A1
05/25/2030	6.469%	12,737,434	12,747,983
Radnor Re Ltd.(a),(b)
CMO Series 2021-1 Class M2
30-day Average SOFR + 3.150% 12/27/2033	7.222%	13,909,275	14,002,777
CMO Series 2024-1 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 09/25/2034	6.972%	6,900,000	6,966,594
RCO X Mortgage LLC(a),(i)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	15,551,972	15,556,051
SAIF Securitization Trust(a),(i)
CMO Series 2025-CES1 Class A1
06/25/2065	5.406%	16,891,478	16,912,283
Toorak Mortgage Trust(a),(i)
CMO Series 2024-RRTL2 Class A1
09/25/2039	5.504%	19,650,000	19,722,173
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M2
1-month Term SOFR + 5.614% 10/25/2033	9.569%	8,263,814	8,407,623
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	11,530,542	11,540,427
Vericrest Opportunity Loan Transferee(a),(i)
CMO Series 2021-NPL4 Class A1
03/27/2051	6.240%	822,668	822,744
Visio Trust(a),(r)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	4,200,000	4,123,640
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	3,600,000	3,545,960
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $449,163,499)			457,096,332

Rights 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Entertainment 0.0%
Cineworld Group PLC(g)	31,901	660,234
Wireless Telecommunication Services 0.0%
Altice Luxembourg France SA, CVR(c),(e),(g),(p)	3,038	50,237
Total Communication Services		710,471
Total Rights (Cost $391,498)		710,471

Senior Loans 11.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Bleriot US Bidco, Inc.(b),(s)
Term Loan
3-month Term SOFR + 2.500% 10/31/2030	6.502%	742,500	745,210
Goat Holdco LLC(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.750% 01/27/2032	6.666%	1,861,524	1,865,880
Karman Holdings, Inc.(b),(s),(t)
Term Loan
3-month Term SOFR + 3.500% 04/01/2032	7.502%	1,081,953	1,089,397
TransDigm, Inc.(b),(s)
Tranche J Term Loan
3-month Term SOFR + 2.500% 02/28/2031	6.502%	3,974,686	3,980,291
Tranche M Term Loan
3-month Term SOFR + 2.500% 08/19/2032	6.502%	160,380	160,694
Total			7,841,472
Airlines 0.1%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(s)
Term Loan
3-month Term SOFR + 2.250% 04/20/2028	6.134%	2,311,741	2,309,706
3-month Term SOFR + 3.250% 05/28/2032	7.134%	214,685	215,276

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
American Airlines, Inc.(b),(s)
Term Loan
6-month Term SOFR + 2.250% 06/04/2029	6.258%	1,497,808	1,495,232
Total			4,020,214
Automotive 0.1%
American Axle & Manufacturing, Inc.(b),(s)
Tranche B Term Loan
6-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	6.989%	793,573	794,565
Clarios Global LP(b),(s)
1st Lien Term Loan
1-month Term SOFR + 2.500% 05/06/2030	6.416%	2,115,394	2,114,336
1-month Term SOFR + 2.750% 01/28/2032	6.666%	1,347,181	1,350,966
First Brands Group LLC(f),(s)
1st Lien Term Loan
03/30/2027	0.000%	1,305,897	114,632
03/30/2027	11.099%	1,556,972	136,671
First Brands Group LLC(b),(s),(t),(u)
Debtor in Possession Term Loan
1-month Term SOFR + 8.450% 06/29/2026	5.534%	705,813	742,614
First Brands Group LLC(b),(s)
Term Loan
1-month Term SOFR + 7.000% 06/29/2026	10.984%	925,709	369,710
Total			5,623,494
Brokerage/Asset Managers/Exchanges 0.5%
Aretec Group, Inc.(b),(s)
Tranche B4 1st Lien Term Loan
1-month Term SOFR + 3.000% 08/09/2030	6.916%	3,199,520	3,207,231
Chicago US Midco III LP(b),(s),(t),(v)
Delayed Draw Term Loan
3-month Term SOFR + 0.000% 10/30/2032		172,477	172,908
Chicago US Midco III LP(b),(s)
Term Loan
1-month Term SOFR + 2.500% 10/30/2032	6.416%	1,161,343	1,164,246
DRW Holdings LLC(b),(s)
1st Lien Term Loan
3-month Term SOFR + 3.500% 06/26/2031	7.502%	792,000	775,669
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Focus Financial Partners LLC(b),(s)
Tranche C Term Loan
1-month Term SOFR + 2.500% 09/15/2031	6.416%	2,133,442	2,132,909
GIH Borrower LLC(b),(s)
Term Loan
3-month Term SOFR + 2.500% 11/26/2031	6.502%	1,736,875	1,740,853
GTCR Everest Borrower LLC(b),(s)
Term Loan
3-month Term SOFR + 2.750% 09/05/2031	6.752%	2,481,281	2,487,460
HighTower Holding LLC(b),(s)
Term Loan
3-month Term SOFR + 2.750% 02/03/2032	6.651%	1,384,855	1,383,124
Jefferies Finance LLC(b),(s)
Term Loan
1-month Term SOFR + 2.750% 10/21/2031	6.709%	2,097,303	2,077,651
June Purchaser LLC(b),(s),(t),(v)
Delayed Draw Term Loan
3-month Term SOFR + 2.750% 11/28/2031	2.750%	179,947	180,847
June Purchaser LLC(b),(s)
Term Loan
3-month Term SOFR + 2.750% 11/28/2031	6.752%	1,074,286	1,079,657
Orion Midco Ltd.(b),(s)
1st Lien Term Loan
3-month Term SOFR + 3.500% 10/08/2032	7.427%	3,266,030	3,278,278
Osaic Holdings, Inc.(b),(s)
Term Loan
1-month Term SOFR + 3.000% 07/30/2032	6.916%	3,003,087	3,008,042
PEX Holdings LLC(b),(s)
Term Loan
6-month Term SOFR + 2.750% 11/26/2031	6.752%	3,436,716	3,435,272
Russell Investments US Institutional Holdco, Inc.(b),(s)
Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 05/30/2027	8.822%	3,751,077	3,681,532
VFH Parent LLC(b),(s)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 06/21/2031	6.416%	1,656,267	1,664,548
Total			31,470,227
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.5%
Cornerstone Building Brands, Inc.(b),(s)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 04/12/2028	7.309%	1,356,786	1,076,311
Tranche C Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	8.459%	277,371	199,013
Covia Holdings LLC(b),(s)
Term Loan
3-month Term SOFR + 2.750% 02/26/2032	6.706%	1,810,462	1,810,788
DG Investment Intermediate Holdings 2, Inc.(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.750% 07/09/2032	7.666%	1,143,273	1,145,057
Green Infrastructure Partners, Inc.(b),(s)
Term Loan
3-month Term SOFR + 2.750% 09/24/2032	6.753%	1,868,927	1,871,263
Gulfside Supply, Inc.(b),(s)
Term Loan
3-month Term SOFR + 3.000% 06/17/2031	7.002%	1,422,761	1,417,127
Johnstone Supply LLC(b),(s)
Term Loan
1-month Term SOFR + 2.500% 06/09/2031	6.451%	3,359,870	3,369,110
Kodiak BP LLC(b),(s)
Term Loan
3-month Term SOFR + 3.750% 12/04/2031	7.752%	2,297,846	2,216,847
LBM Acquisition LLC(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	7.810%	1,829,222	1,720,987
1-month Term SOFR + 5.000% 06/06/2031	8.960%	575,004	567,909
Madison Safety & Flow LLC(b),(s)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 2.500% 09/26/2031	6.416%	1,332,898	1,337,897
MI Windows and Doors LLC(b),(s)
Tranche B3 Term Loan
1-month Term SOFR + 2.750% 03/28/2031	6.666%	746,241	744,644
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Park River Holdings, Inc.(b),(s)
Term Loan
3-month Term SOFR + 4.500% 03/15/2031	8.485%	695,218	696,873
Quikrete Holdings, Inc.(b),(s)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.250% 04/14/2031	6.166%	2,376,257	2,379,275
Tranche B2 1st Lien Term Loan
1-month Term SOFR + 2.250% 03/19/2029	6.166%	249,367	249,594
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 2.250% 02/10/2032	6.166%	762,672	763,358
Smyrna Ready Mix Concrete LLC(b),(s)
Term Loan
1-month Term SOFR + 3.000% 04/02/2029	6.916%	1,376,677	1,378,398
Specialty Building Products Holdings LLC(b),(s)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/16/2028	7.766%	770,735	741,832
Standard Building Solutions, Inc.(b),(s)
Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 09/22/2028	5.701%	651,155	653,668
White Cap Supply Holdings LLC(b),(s)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	7.215%	3,812,516	3,822,199
Total			28,162,150
Cable and Satellite 0.1%
Iridium Communications, Inc.(b),(s)
Tranche B4 Term Loan
1-month Term SOFR + 2.250% Floor 0.750% 09/20/2030	6.166%	1,889,413	1,804,389
Sunrise Financing Partnership(b),(s)
Tranche AAA Term Loan
6-month Term SOFR + 2.500% 02/15/2032	6.691%	2,529,049	2,531,680
Telesat Canada(b),(s)
Tranche B5 Term Loan
3-month Term SOFR + 2.750% 12/07/2026	6.834%	3,429,765	2,473,718
Virgin Media Bristol LLC(b),(s)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	6.573%	64,670	64,608

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche Q Term Loan
1-month Term SOFR + 3.250% 01/31/2029	7.323%	1,000,000	999,060
Total			7,873,455
Chemicals 0.8%
A-AP Buyer, Inc.(b),(c),(s)
Term Loan
3-month Term SOFR + 2.750% 09/09/2031	6.752%	1,445,870	1,451,292
Chemours Co. (The)(b),(s)
Tranche B4 Term Loan
1-month Term SOFR + 3.500% 10/15/2032	7.416%	2,386,387	2,302,864
Ineos Quattro Holdings UK Ltd.(b),(s)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.266%	14,039,416	10,719,094
Ineos US Finance LLC(b),(s),(t)
Term Loan
1-month Term SOFR + 3.250% 02/18/2030	7.166%	10,720,721	9,032,207
1-month Term SOFR + 3.000% 02/07/2031	6.916%	1,936,059	1,593,628
Ineos US Finance LLC(b),(c),(s)
Term Loan
1-month Term SOFR + 3.250% 02/18/2030	7.166%	2,290,147	1,929,449
Innophos Holdings, Inc.(b),(s)
Term Loan
1-month Term SOFR + 4.250% 03/16/2029	8.280%	2,621,942	2,446,062
Lummus Technology Holdings V LLC(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/31/2029	6.416%	3,479,172	3,469,848
Nouryon Finance BV(b),(s)
Tranche B1 Term Loan
6-month Term SOFR + 3.250% 04/03/2028	0.000%	1,133,564	1,129,154
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 04/03/2028	7.162%	1,111,545	1,107,032
Olympus Water US Holding(b),(s)
Term Loan
3-month Term SOFR + 3.250% 11/03/2032	7.104%	253,734	250,420
Olympus Water US Holding Corp.(b),(s)
Tranche B6 Term Loan
3-month Term SOFR + 3.000% 06/20/2031	7.002%	3,053,058	3,007,263
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Qnity Electronics, Inc.(b),(s),(t)
Term Loan
6-month Term SOFR + 2.000% 11/01/2032		300,000	300,750
Rockpoint Gas Storage Partners LP(b),(s)
Term Loan
3-month Term SOFR + 2.500% 09/18/2031	6.502%	2,088,809	2,094,323
Tronox Finance LLC(b),(s)
Tranche B Term Loan
3-month Term SOFR + 2.500% 09/30/2031	6.464%	996,250	741,977
USALCO LLC(b),(s),(t),(v)
Delayed Draw Term Loan
3-month Term SOFR + 1.000% 09/30/2031	1.000%	273,229	273,896
USALCO LLC(b),(s)
Term Loan
1-month Term SOFR + 3.500% 09/30/2031	7.416%	2,632,076	2,638,499
W. R. Grace Holdings LLC(b),(s)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 08/19/2032	7.002%	757,902	754,590
Windsor Holdings III LLC(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/01/2030	6.666%	3,010,766	3,009,833
Total			48,252,181
Construction Machinery 0.0%
Columbus McKinnon Corp.(b),(s)
Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 05/14/2028	6.502%	959,819	959,819
Engineered MCH Holding, Inc.(b),(s),(t)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 11/26/2032		70,043	70,305
Tranche B Term Loan
3-month Term SOFR + 3.250% 11/26/2032		478,332	480,126
Total			1,510,250
Consumer Cyclical Services 0.5%
Allied Universal Holdco LLC(b),(s)
Term Loan
1-month Term SOFR + 3.250% 08/20/2032	7.166%	2,245,194	2,253,345
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
AmSpec Parent LLC(b),(s)
Delayed Draw Term Loan
3-month Term SOFR + 3.500% 12/22/2031	7.443%	133,200	133,311
Term Loan
3-month Term SOFR + 3.500% 12/22/2031	7.502%	864,500	865,218
Arches Buyer, Inc.(b),(s)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.266%	2,905,904	2,909,333
Conservice Midco LLC(b),(s)
Term Loan
1-month Term SOFR + 2.750% 05/13/2030	6.666%	3,217,490	3,227,560
Corporation Service Co.(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 11/02/2029	5.916%	2,304,430	2,300,581
Cushman & Wakefield US Borrower LLC(b),(s)
Term Loan
1-month Term SOFR + 2.750% 01/31/2030	6.666%	1,657,617	1,662,457
Ensemble RCM LLC(b),(s)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/01/2029	6.840%	1,192,221	1,197,610
Fleet Midco I Ltd.(b),(c),(s)
Tranche B2 Term Loan
6-month Term SOFR + 2.750% 02/21/2031	6.792%	2,182,115	2,184,843
OMNIA Partners LLC(b),(s),(t)
Tranche B Term Loan
3-month Term SOFR + 2.500% 07/25/2030	6.359%	2,583,500	2,592,775
Prime Security Services Borrower LLC(b),(s)
Tranche B1 1st Lien Term Loan
6-month Term SOFR + 2.000% 10/13/2030	6.129%	1,258,338	1,256,627
Raven Acquisition Holdings LLC(b),(s),(t),(v)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% 11/19/2031	3.000%	241,482	242,085
Raven Acquisition Holdings LLC(b),(s)
Term Loan
1-month Term SOFR + 3.000% 11/19/2031	6.916%	3,363,838	3,372,247
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Rosen International SARL(b),(s)
Term Loan
3-month Term SOFR + 2.250% 03/26/2031	6.091%	3,447,763	3,452,073
WW International, Inc.(b),(s)
Term Loan
3-month Term SOFR + 6.800% 06/24/2030	10.803%	836,423	737,842
Total			28,387,907
Consumer Products 0.2%
Bombardier Recreational Products, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 12/13/2029	6.166%	1,903,431	1,906,610
1-month Term SOFR + 2.250% 01/22/2031	6.166%	1,221,266	1,223,391
Lavender Dutch Borrow BV(b),(s),(t)
Term Loan
3-month Term SOFR + 3.250% 09/27/2032		1,575,859	1,578,822
Osmosis Buyer Ltd.(b),(s)
Tranche B Term Loan
3-month Term SOFR + 3.000% 07/31/2028	6.906%	2,229,370	2,234,854
Recess Holdings, Inc.(b),(s)
1st Lien Term Loan
3-month Term SOFR + 3.750% 02/20/2030	7.615%	1,836,421	1,842,738
SRAM LLC(b),(s)
Term Loan
1-month Term SOFR + 2.250% 02/27/2032	6.129%	1,708,017	1,705,882
SWF Holdings I Corp.(b),(s),(t),(v)
Delayed Draw Term Loan
3-month Term SOFR + 2.250% 12/19/2029	2.250%	98,903	98,020
SWF Holdings I Corp.(b),(s)
Tranche A1 Term Loan
1-month Term SOFR + 4.500% 12/19/2029	8.416%	74,177	73,515
Tranche A2 Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 10/06/2028	8.030%	744,323	522,514
Total			11,186,346

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.4%
DXP Enterprises, Inc.(b),(s)
Term Loan
1-month Term SOFR + 3.750% Floor 1.000% 10/11/2030	7.666%	1,342,164	1,349,439
Dynamo Midco BV(b),(s)
Tranche B1 Term Loan
1-month Term SOFR + 3.250% 09/30/2031	7.234%	561,512	564,674
EMRLD Borrower LP(b),(s)
Term Loan
3-month Term SOFR + 2.250% 05/31/2030	6.072%	2,670,262	2,670,156
6-month Term SOFR + 2.250% 08/04/2031	6.122%	136,571	136,562
Filtration Group Corp.(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.750% 10/21/2028	6.666%	2,604,762	2,619,088
Gates Corp.(b),(s)
Tranche B5 Term Loan
1-month Term SOFR + 1.750% 06/04/2031	5.666%	1,462,058	1,461,985
Hobbs & Associates LLC(b),(s)
Term Loan
1-month Term SOFR + 2.750% 07/23/2031	6.666%	1,495,910	1,488,430
Husky Injection Molding Systems Ltd./Yukon Acquisition, Inc.(b),(s)
Term Loan
6-month Term SOFR + 3.750% 02/15/2029	7.753%	1,692,702	1,700,691
Madison IAQ LLC(b),(s)
Term Loan
6-month Term SOFR + 2.500% 06/21/2028	6.702%	2,602,046	2,610,009
3-month Term SOFR + 2.750% 11/08/2032	6.637%	750,403	753,487
Tiger Acquisition LLC(b),(s)
Term Loan
1-month Term SOFR + 2.500% 08/23/2032	6.451%	2,206,482	2,214,072
TK Elevator Midco GmbH(b),(s)
Tranche B Term Loan
6-month Term SOFR + 2.750% 04/30/2030	6.947%	3,577,796	3,597,545
Vertiv Group Corp.(b),(s)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% 08/12/2032	5.734%	1,406,995	1,411,314
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WEC US Holdings Ltd.(b),(s)
Term Loan
1-month Term SOFR + 2.000% 01/27/2031	5.984%	3,916,408	3,919,855
Total			26,497,307
Electric 0.4%
Astoria Project Partners LLC/Energy LLC(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.750% 06/23/2032	6.752%	2,158,049	2,170,868
Bayonne Energy Center LLC(b),(s)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/01/2032	6.985%	1,500,339	1,501,584
Calpine Corp.(b),(s)
Term Loan
1-month Term SOFR + 1.750% 01/31/2031	5.666%	1,343,250	1,342,108
1-month Term SOFR + 1.750% 02/15/2032	5.666%	717,949	717,389
Carroll County Energy LLC(b),(s)
Term Loan
3-month Term SOFR + 3.250% 06/30/2031	7.252%	1,765,001	1,770,367
Compass Power Generation LLC(b),(s)
Tranche B4 Term Loan
1-month Term SOFR + 3.250% 04/14/2029	7.166%	677,225	681,316
Constellation Renewables LLC(b),(s)
Term Loan
3-month Term SOFR + 2.000% Floor 1.000% 12/15/2027	5.822%	2,386,778	2,392,745
Cornerstone Generation LLC(b),(s)
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/11/2032	7.093%	1,462,082	1,475,943
CPV Fairview LLC(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/14/2031	6.416%	412,848	413,570
EFS Cogen Holdings I LLC(b),(s)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/03/2031	7.002%	2,977,790	3,000,123
Hamilton Projects Acquiror LLC(b),(s)
Term Loan
1-month Term SOFR + 2.500% 05/30/2031	6.416%	1,730,441	1,741,533
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Invenergy Thermal Operating I LLC(b),(s),(t)
Tranche B Term Loan
3-month Term SOFR + 2.750% 05/17/2032	6.730%	884,705	887,103
Tranche C Term Loan
1-month Term SOFR + 2.750% 05/17/2032	6.730%	61,310	61,476
Lackawanna Energy Center LLC(b),(s)
Tranche B Term Loan
1-month Term SOFR + 3.000% 08/05/2032	7.006%	1,425,110	1,431,794
New Frontera Holdings LLC(b),(s),(t)
2nd Lien Term Loan
3-month Term SOFR + 1.500% Floor 1.000% 07/28/2028		1,125,277	1,076,046
South Field Energy LLC(b),(s)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/29/2031	7.002%	1,407,739	1,416,537
Tranche C Term Loan
3-month Term SOFR + 3.000% 08/29/2031	7.002%	84,613	85,142
Talen Energy Supply LLC(b),(s)
Tranche B Term Loan
3-month Term SOFR + 2.500% 12/13/2031	6.353%	992,500	993,919
West Deptford Energy Holdings LLC(b),(s)
Term Loan
1-month Term SOFR + 4.000% 07/24/2032	7.916%	802,718	794,691
Total			23,954,254
Environmental 0.2%
EnergySolutions LLC/Envirocare of Utah LLC(b),(s)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/20/2030	7.166%	2,490,704	2,500,667
GFL Environmental Services, Inc.(b),(s)
Term Loan
3-month Term SOFR + 2.500% 03/03/2032	0.000%	2,250,000	2,252,790
Northstar Group Services, Inc.(b),(s)
Tranche B Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 05/31/2030	8.590%	845,996	851,817
Reworld Holding Corp.(b),(s)
Tranche B1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	6.210%	3,138,419	3,139,204
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche C1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	6.210%	242,938	242,998
Tidal Waste & Recycling Holdings LLC(b),(s)
Term Loan
3-month Term SOFR + 3.000% 10/24/2031	7.002%	1,560,104	1,562,054
Total			10,549,530
Finance Companies 0.0%
EP Wealth Advisors LLC(b),(s)
Term Loan
3-month Term SOFR + 3.000% 10/18/2032	6.894%	1,000,000	1,001,880
Red SPV LLC(b),(s)
Term Loan
1-month Term SOFR + 2.250% 03/15/2032	6.210%	763,318	763,318
Snacking Investments Bidco Pty Ltd.(b),(s)
Term Loan
3-month Term SOFR + 3.000% 10/29/2032	6.838%	661,748	665,679
Total			2,430,877
Food and Beverage 0.4%
A-AG US GSI Bidco, Inc.(b),(s)
Term Loan
3-month Term SOFR + 5.000% 10/31/2031	9.002%	1,452,965	1,449,333
Aramark Intermediate HoldCo Corp.(b),(s)
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 06/22/2030	5.916%	947,500	949,224
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 04/06/2028	5.666%	1,500,000	1,500,945
Aspire Bakeries Holdings LLC(b),(s)
Term Loan
1-month Term SOFR + 3.500% 12/23/2030	7.416%	1,452,413	1,458,543
CHG PPC Parent LLC(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	7.030%	1,367,620	1,372,748
Dechra Pharmaceuticals Holdings Ltd.(b),(s)
Tranche B1 Term Loan
6-month Term SOFR + 3.250% 01/27/2032	7.447%	3,722,786	3,740,060

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Froneri International Ltd.(b),(s)
Tranche B6 Term Loan
6-month Term SOFR + 2.250% 08/02/2032	6.372%	2,441,178	2,441,300
Golden State Foods LLC(b),(s)
Term Loan
3-month Term SOFR + 4.000% 12/04/2031	7.998%	2,528,951	2,538,283
Primo Brands Corp.(b),(s)
1st Lien Term Loan
3-month Term SOFR + 2.250% 03/31/2028	6.252%	3,798,946	3,805,328
Sazerac Co., Inc.(b),(s)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% 07/09/2032	6.480%	3,676,975	3,693,300
Utz Quality Foods LLC(b),(s)
1st Lien Term Loan
3-month Term SOFR + 2.500% 01/29/2032	6.502%	2,460,931	2,458,175
Total			25,407,239
Gaming 0.6%
Caesars Entertainment, Inc.(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2030	6.166%	2,033,335	2,011,314
Tranche B1 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2031	6.166%	834,658	824,575
ECL Entertainment LLC(b),(s)
Tranche B Term Loan
1-month Term SOFR + 3.000% 08/30/2030	6.916%	1,267,428	1,261,091
Entain PLC(b),(s)
Tranche B6 Term Loan
3-month Term SOFR + 2.250% 10/31/2029	6.252%	4,404,660	4,391,799
Fertitta Entertainment LLC(b),(s)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/27/2029	7.166%	2,819,239	2,815,433
Flutter Entertainment PLC(b),(s)
Tranche B Term Loan
3-month Term SOFR + 1.750% 11/30/2030	5.752%	3,745,829	3,729,460
3-month Term SOFR + 2.000% 06/04/2032	6.002%	1,195,738	1,191,757
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
HRNI Holdings LLC(b),(s)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	8.402%	3,418,405	3,310,144
Jack Ohio Finance LLC(b),(s),(t)
Term Loan
1-month Term SOFR + 4.000% 02/02/2032	7.916%	1,343,977	1,339,945
Light and Wonder International, Inc.(b),(s)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 04/16/2029	6.209%	1,302,020	1,303,101
Ontario Gaming GTA LP(b),(s)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	8.240%	3,500,669	3,261,048
PCI Gaming Authority(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.000% 07/18/2031	5.916%	2,391,413	2,392,920
Peninsula PAC Entertainment LLC(b),(s),(t),(v)
Tranche B Term Loan
3-month Term SOFR + 0.000% 10/01/2032		249,035	248,412
Peninsula Pacific Entertainment Development LLC(b),(s)
Tranche B Term Loan
3-month Term SOFR + 4.750% 10/01/2032	8.735%	1,062,549	1,059,892
Penn Entertainment, Inc.(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 05/03/2029	6.416%	2,106,841	2,112,572
Scientific Games Holdings LP(b),(s)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 04/04/2029	6.934%	3,621,250	3,549,295
Voyager Parent LLC(b),(s)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.750% 07/01/2032	8.752%	2,269,902	2,269,720
Total			37,072,478
Health Care 0.5%
ACP TARA Holdings, Inc.(b),(s),(t)
Tranche B Term Loan
3-month Term SOFR + 3.250% 09/17/2032		1,310,436	1,316,988
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CHG Healthcare Services, Inc.(b),(s)
1st Lien Term Loan
3-month Term SOFR + 2.750% 09/29/2028	6.591%	1,747,300	1,754,429
Cotiviti, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.750% 03/26/2032	6.734%	232,177	222,697
Element Materials Technology Group US Holdings, Inc./EM Midco 2 LLC(b),(s)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.675% Floor 0.500% 07/06/2029	7.677%	2,164,353	2,177,881
Icon PLC(b),(s)
Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 07/03/2028	6.002%	325,349	328,094
3-month Term SOFR + 2.000% Floor 0.500% 07/03/2028	6.002%	81,061	81,745
Mamba Purchaser, Inc.(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.000% 10/14/2031	6.959%	1,281,153	1,284,996
Medline Borrower LP(b),(s)
Term Loan
1-month Term SOFR + 2.000% 10/23/2030	5.916%	4,585,228	4,590,135
Paradigm Parent LLC(b),(s)
Term Loan
3-month Term SOFR + 4.500% 04/16/2032	8.382%	1,000,000	861,040
Parexel International, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.250% 11/15/2028	6.166%	3,114,747	3,126,303
Pluto Acquisition I, Inc.(b),(c),(s)
Tranche A Term Loan
3-month Term SOFR + 5.500% 06/20/2028	9.503%	512,904	518,033
Resonetics LLC(b),(s)
1st Lien Term Loan
3-month Term SOFR + 2.750% 06/18/2031	6.593%	2,788,079	2,790,198
Southern Veterinary Partners LLC(b),(s)
1st Lien Term Loan
3-month Term SOFR + 2.500% 12/04/2031	6.365%	550,000	549,059
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Star Parent, Inc.(b),(s)
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/27/2030	8.002%	1,866,518	1,868,683
Surgery Center Holdings, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.500% 12/19/2030	6.416%	3,276,326	3,282,322
Upstream Newco, Inc.(b),(s)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2026	8.352%	2,442,621	2,110,425
WS Audiology A/S(b),(s)
Tranche B8 Term Loan
6-month Term SOFR + 3.500% 02/28/2029	7.198%	2,374,474	2,384,114
Total			29,247,142
Healthcare Insurance 0.0%
Alera Group, Inc.(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.250% 05/30/2032	7.166%	1,732,097	1,738,593
Home Construction 0.1%
Construction Partners, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.500% 11/03/2031	6.416%	2,094,724	2,099,960
Tecta America Corp.(b),(s),(t)
Term Loan
1-month Term SOFR + 3.000% 02/18/2032	6.916%	1,906,417	1,912,270
Total			4,012,230
Independent Energy 0.0%
Hilcorp Energy I LP(b),(s)
Term Loan
1-month Term SOFR + 2.000% 02/11/2030	5.959%	706,986	706,987
Leisure 0.2%
Alterra Mountain Co.(b),(s)
Tranche B8 Term Loan
1-month Term SOFR + 2.500% 05/31/2030	6.416%	930,269	931,432
Tranche B9 Term Loan
1-month Term SOFR + 2.500% 08/17/2028	6.416%	2,088,130	2,092,055

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Arcis Golf LLC(b),(s),(t)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 11/24/2028	6.666%	1,000,000	1,001,560
Bulldog Purchaser, Inc.(b),(s)
1st Lien Term Loan
3-month Term SOFR + 3.750% 06/27/2031	7.685%	2,065,711	2,073,127
Cinemark USA, Inc.(b),(s)
Term Loan
3-month Term SOFR + 2.250% 05/24/2030	6.191%	3,788,655	3,790,398
Crown Finance US, Inc.(b),(s)
Term Loan
1-month Term SOFR + 4.500% 12/02/2031	8.484%	1,148,444	1,146,870
EOC Borrower LLC(b),(s)
Tranche B Term Loan
1-month Term SOFR + 3.000% 03/24/2032	6.916%	445,413	447,057
Motion Acquisition Ltd.(b),(s)
Tranche B Term Loan
3-month Term SOFR + 3.500% 11/12/2029	7.502%	1,389,526	1,193,839
Total			12,676,338
Life Insurance 0.0%
OneDigital Borrower LLC(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.000% 07/02/2031	6.916%	1,943,224	1,941,631
Lodging 0.1%
Hilton Grand Vacations Borrower LLC(b),(s)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 08/02/2028	5.916%	1,988,865	1,982,242
SGH2 LLC(b),(s)
Term Loan
6-month Term SOFR + 4.500% 08/18/2032	8.508%	804,730	805,759
Travel + Leisure Co.(b),(s)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 12/14/2029	6.416%	1,799,231	1,804,737
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Turquoise Topco Ltd.(b),(s),(t)
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/13/2032		2,394,809	2,361,881
Total			6,954,619
Media and Entertainment 0.4%
Cengage Learning, Inc.(b),(s)
Term Loan
3-month Term SOFR + 3.500% 03/24/2031	7.357%	3,586,791	3,557,845
CMG Media Corp.(b),(s)
Tranche B2 1st Lien Term Loan
3-month Term SOFR + 3.500% 06/18/2029	7.602%	924,479	843,125
Creative Artists Agency LLC(b),(s)
Term Loan
1-month Term SOFR + 2.500% 10/01/2031	6.416%	3,226,839	3,231,744
Cumulus Media New Holdings, Inc.(b),(s)
Term Loan
3-month Term SOFR + 5.000% 05/02/2029	8.901%	1,347,546	375,736
Emerald X, Inc.(b),(s)
Term Loan
1-month Term SOFR + 3.250% 01/30/2032	7.166%	1,537,657	1,544,069
iHeartCommunications, Inc.(b),(s)
Term Loan
1-month Term SOFR + 5.775% 05/01/2029	9.805%	1,045,527	930,331
NEP Group, Inc.(b),(s),(t)
Term Loan
1-month Term SOFR + 4.500% 10/17/2031	8.416%	1,365,168	1,258,685
Plano Holdco, Inc.(b),(s)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.502%	2,959,823	2,874,728
Playtika Holding Corp.(b),(s)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	6.780%	913,757	884,590
Sinclair Television Group, Inc.(b),(s)
Tranche B6 Term Loan
3-month Term SOFR + 3.300% 12/31/2029	7.402%	1,203,064	1,097,050
United Talent Agency LLC(b),(s)
Tranche B Term Loan
1-month Term SOFR + 3.500% 06/10/2032	7.459%	1,247,481	1,253,718
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	7.280%	2,901,231	2,870,420
3-month Term SOFR + 4.250% Floor 0.500% 06/24/2029	8.252%	688,385	686,953
Total			21,408,994
Midstream 0.3%
AL GCX Holdings LLC(b),(s)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 05/17/2029	5.992%	1,061,123	1,059,648
CQP Holdco LP(b),(s)
Term Loan
3-month Term SOFR + 2.000% 12/31/2030	6.002%	3,274,555	3,282,316
Epic Crude Services LP(b),(s)
Term Loan
3-month Term SOFR + 2.500% 10/15/2031	6.340%	2,012,342	2,017,373
GIP Pilot Acquisition Partners LP(b),(s)
Term Loan
3-month Term SOFR + 2.000% 10/04/2030	5.935%	2,456,305	2,457,115
ITT Holdings LLC(b),(s)
Term Loan
1-month Term SOFR + 2.475% 10/11/2030	6.391%	3,401,503	3,418,510
Oryx Midstream Services Permian Basin LLC(b),(s)
Term Loan
1-month Term SOFR + 2.250% 10/05/2028	6.166%	1,975,490	1,981,555
Traverse Midstream Partners LLC(b),(s)
Term Loan
3-month Term SOFR + 2.500% 02/16/2028	6.340%	1,997,889	2,001,645
WhiteWater DBR Holdco LLC(b),(s)
Tranche B1 Term Loan
3-month Term SOFR + 2.250% 03/03/2031	6.313%	1,438,159	1,437,268
Total			17,655,430
Natural Gas 0.0%
AL GCX Fund VIII Holdings LLC(b),(s)
Term Loan
1-month Term SOFR + 2.000% 01/30/2032	5.992%	147,912	147,496
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.0%
Lealand Finance Co. BV(b),(s)
Term Loan
1-month Term SOFR + 3.000% 06/30/2027	7.030%	8,649	6,876
1-month Term SOFR + 1.000% 12/30/2027	5.030%	131,896	102,384
Total			109,260
Other Financial Institutions 0.4%
19th Holdings Golf LLC(b),(s)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	7.356%	1,824,803	1,827,084
Acuren Delaware Holdco, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.750% 07/30/2031	6.666%	2,426,369	2,437,603
Apex Group Treasury LLC(b),(s)
Term Loan
3-month Term SOFR + 3.500% 02/27/2032	7.387%	2,122,696	1,899,813
BCP VI Summit Holdings LP(b),(s)
Term Loan
1-month Term SOFR + 3.000% 01/30/2032	6.984%	2,225,373	2,235,943
Chrysaor Bidco SARL(b),(s)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 10/30/2031	7.144%	839,042	841,350
Citco Funding LLC(b),(s)
Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 04/27/2028	6.806%	808,139	811,929
Emerald X, Inc.(b),(s),(t)
Term Loan
1-month Term SOFR + 3.250% 01/30/2032	7.166%	900,676	904,432
FinCo I LLC(b),(s)
Term Loan
1-month Term SOFR + 1.750% 06/27/2029	5.666%	924,705	923,549
GBT Group Services BV(b),(s)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 07/25/2031	6.358%	2,233,747	2,235,534

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hunter Douglas Holding BV(b),(s)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 01/17/2032	7.002%	2,389,127	2,393,905
Mermaid Bidco, Inc.(b),(s),(t)
Tranche B Term Loan
3-month Term SOFR + 3.250% 07/03/2031		950,000	951,187
Opal US LLC(b),(s)
Tranche B4 Term Loan
3-month Term SOFR + 3.000% 04/28/2032	6.902%	2,696,618	2,713,904
TKO Worldwide Holdings LLC(b),(s)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.000% 11/21/2031	5.868%	1,164,808	1,168,349
Trans Union LLC(b),(s)
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 06/24/2031	5.666%	912,008	912,008
Total			22,256,590
Other Industry 0.3%
Artera Services LLC(b),(s)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	8.502%	1,236,288	1,036,937
Brand Industrial Services, Inc.(b),(s)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	8.354%	141,389	126,284
Catawba Nation Gaming Authority(b),(s)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/29/2032	8.666%	3,061,757	3,122,992
Chariot Buyer LLC(b),(s),(t)
1st Lien Term Loan
1-month Term SOFR + 2.750% 09/08/2032	6.916%	2,312,206	2,316,553
Grant Thornton Advisors LLC(b),(s)
Term Loan
1-month Term SOFR + 2.750% 06/02/2031	6.416%	1,528,044	1,525,186
Hillman Group, Inc. (The)(b),(s)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 07/14/2028	5.960%	1,343,798	1,344,429
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
MRP Buyer LLC(b),(s),(t),(v)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 06/04/2032	5.662%	294,404	291,092
MRP Buyer LLC(b),(s)
Term Loan
3-month Term SOFR + 3.250% 06/04/2032	7.252%	2,313,174	2,287,151
Pinnacle Buyer LLC(b),(s),(t),(v)
Term Loan
3-month Term SOFR + 0.000% 10/01/2032		197,581	198,446
Pinnacle Buyer LLC(b),(s)
Tranche B Term Loan
3-month Term SOFR + 2.500% 10/01/2032	6.485%	1,027,419	1,031,920
WireCo WorldGroup, Inc.(b),(s)
Term Loan
3-month Term SOFR + 3.750% 11/13/2028	7.607%	2,368,841	2,350,080
Xplor T1 LLC(b),(s),(t)
Tranche B Term Loan
3-month Term SOFR + 3.500% 06/24/2032		1,848,531	1,841,599
Total			17,472,669
Other REIT 0.0%
OEG Borrower LLC(b),(s)
Term Loan
1-month Term SOFR + 3.500% 06/30/2031	7.460%	413,688	414,722
Packaging 0.3%
Charter Next Generation, Inc.(b),(s)
1st Lien Term Loan
1-month Term SOFR + 2.750% 11/29/2030	6.709%	3,571,745	3,585,532
Clydesdale Acquisition Holdings, Inc.(b),(s),(t),(v)
Delayed Draw Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.250% 04/01/2032	3.250%	11,558	11,475
Clydesdale Acquisition Holdings, Inc.(b),(s)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	7.091%	3,205,621	3,191,997
1-month Term SOFR + 3.250% 04/01/2032	7.166%	680,202	675,359
Flint Group Packaging Inks North America Holdings LLC(b),(s)
Tranche B 2nd Lien Term Loan
3-month Term SOFR + 0.100% 12/31/2027	4.221%	1,049,430	59,030
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B Term Loan
3-month Term SOFR + 4.250% 12/31/2026	8.371%	1,288,452	1,213,567
LC Ahab US Bidco LLC(b),(s)
Term Loan
1-month Term SOFR + 3.000% 05/01/2031	0.000%	2,482,836	2,488,522
Owens-Brockway Glass Container, Inc.(b),(s)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 09/30/2032	6.838%	1,139,145	1,141,048
Tosca Services LLC(b),(s)
Tranche A Term Loan
1-month Term SOFR + 5.500% 11/30/2028	9.416%	789,408	798,289
Tranche B Term Loan
1-month Term SOFR + 1.500% 11/30/2028	5.516%	1,900,684	1,768,435
Total			14,933,254
Paper 0.0%
Verde Purchaser LLC(b),(s)
Term Loan
3-month Term SOFR + 4.000% 11/30/2030	8.002%	2,098,963	2,078,498
Pharmaceuticals 0.0%
Amneal Pharmaceuticals LLC(b),(s)
Term Loan
1-month Term SOFR + 3.500% 08/01/2032	7.416%	1,478,846	1,489,937
Elanco Animal Health, Inc.(b),(s)
Tranche B Term Loan
1-month Term SOFR + 1.750% 10/31/2032	5.734%	323,341	322,633
Total			1,812,570
Property & Casualty 0.4%
Acrisure LLC(b),(s)
Tranche B6 1st Lien Term Loan
1-month Term SOFR + 3.000% 11/06/2030	6.916%	1,391,954	1,389,867
Alliant Holdings Intermediate LLC(b),(s)
Term Loan
1-month Term SOFR + 2.500% 09/19/2031	6.416%	3,519,301	3,519,758
AmWINS Group, Inc.(b),(s)
Term Loan
3-month Term SOFR + 2.250% 01/30/2032	6.252%	992,500	994,654
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Broadstreet Partners, Inc.(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.750% 06/13/2031	6.666%	3,678,580	3,688,254
Hub International Ltd.(b),(s)
Term Loan
3-month Term SOFR + 2.250% 06/20/2030	6.120%	3,555,720	3,567,952
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(b),(s)
Term Loan
1-month Term SOFR + 2.500% 07/31/2031	6.416%	3,395,572	3,400,869
Truist Insurance Holdings LLC(b),(s)
1st Lien Term Loan
3-month Term SOFR + 2.750% 05/06/2031	6.752%	2,646,041	2,645,379
USI, Inc.(b),(s)
Tranche C Term Loan
3-month Term SOFR + 2.250% 09/29/2030	6.252%	1,318,883	1,319,978
Tranche D Term Loan
3-month Term SOFR + 2.250% 11/21/2029	6.252%	1,852,123	1,855,105
Total			22,381,816
Restaurants 0.2%
Dave & Buster’s, Inc.(b),(s)
Tranche B Term Loan
3-month Term SOFR + 3.250% 06/29/2029	7.125%	1,279,743	1,157,719
3-month Term SOFR + 3.250% 11/01/2031	7.072%	1,272,642	1,122,789
Flynn Restaurant Group LP(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.750% 01/28/2032	7.666%	2,774,768	2,779,984
IRB Holding Corp.(b),(s),(t)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2030		2,646,636	2,646,451
Whatabrands LLC(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/03/2028	6.416%	3,116,663	3,122,834
Total			10,829,777
Retailers 0.3%
Beach Acquisition Bidco LLC(b),(s)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 09/12/2032	7.308%	2,000,000	2,011,660

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Belron Finance 2019 LLC(b),(s)
Term Loan
3-month Term SOFR + 2.250% 10/16/2031	6.120%	2,495,980	2,508,460
Great Outdoors Group LLC(b),(s)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	7.166%	3,718,370	3,725,806
Harbor Freight Tools USA, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.250% 06/11/2031	6.166%	895,260	880,416
LS Group Opco Acquisition LLC/PropCo(b),(s)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 04/23/2031	6.332%	1,550,000	1,548,063
Mavis Tire Express Services Topco Corp.(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.000% 05/04/2028	6.916%	2,772,883	2,779,344
PetSmart LLC(b),(s)
Term Loan
1-month Term SOFR + 4.000% 08/18/2032	7.960%	3,194,351	3,165,059
Restoration Hardware, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/20/2028	6.530%	1,888,025	1,830,875
1-month Term SOFR + 3.250% Floor 0.500% 10/20/2028	7.266%	972,431	950,308
Total			19,399,991
Technology 2.4%
Access CIG LLC(b),(s),(t)
1st Lien Term Loan
1-month Term SOFR + 4.000% 08/19/2030	7.916%	3,324,277	3,234,953
Adeia, Inc.(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/08/2028	6.416%	2,257,901	2,264,968
Ahead DB Holdings LLC(b),(s)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 3.000% Floor 0.750% 02/01/2031	7.002%	2,976,903	2,958,089
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Applied Systems, Inc.(b),(s)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.500% 02/24/2031	6.502%	1,793,622	1,799,685
Ascend Learning LLC(b),(s)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.916%	3,876,112	3,875,221
athenahealth Group, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 02/15/2029	6.666%	3,570,323	3,562,897
Atlas CC Acquisition Corp.(b),(s)
Tranche B Term Loan
3-month Term SOFR + 4.250% 05/25/2029	8.370%	1,663,993	803,259
Tranche C Term Loan
3-month Term SOFR + 1.000% 05/25/2029	5.120%	240,885	116,283
Avaya, Inc.(b),(s)
Term Loan
1-month Term SOFR + 7.500% Floor 1.000% 08/01/2028	11.416%	1,282,289	1,150,392
Barracuda Parent LLC(b),(s)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.340%	1,447,153	1,219,559
BCPE Pequod Buyer, Inc.(b),(s)
Term Loan
1-month Term SOFR + 3.000% 11/25/2031	6.916%	1,961,942	1,966,847
Boost Newco Borrower LLC(b),(s)
Tranche B2 Term Loan
3-month Term SOFR + 2.000% 01/31/2031	6.002%	2,364,112	2,367,658
Boxer Parent Co., Inc.(b),(s)
Term Loan
3-month Term SOFR + 3.000% 07/30/2031	6.822%	3,166,723	3,152,567
Calabrio, Inc.(b),(s)
Term Loan
3-month Term SOFR + 4.000% 10/25/2032	7.835%	1,230,792	1,156,944
Central Parent LLC(b),(s)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	7.252%	2,569,455	2,130,232
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cloud Software Group, Inc.(b),(s)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 08/13/2032	7.252%	1,932,368	1,927,402
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 03/21/2031	7.252%	1,123,630	1,120,203
Cloudera, Inc.(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	7.766%	2,615,587	2,475,000
Coherent Corp.(b),(s)
Tranche B3 Term Loan
1-month Term SOFR + 1.750% 07/02/2029	5.666%	803,307	804,311
CoreLogic, Inc.(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	7.530%	3,252,958	3,249,900
Cornerstone OnDemand, Inc.(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/16/2028	7.780%	2,693,023	2,554,171
Cotiviti, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.750% 05/01/2031	6.734%	3,195,532	3,067,710
Darktrace Finco US LLC(b),(s)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	7.185%	2,820,175	2,824,574
Dayforce, Inc.(b),(s),(t)
Tranche B Term Loan
3-month Term SOFR + 3.500% 10/07/2032		6,043,778	6,025,224
DS Admiral Bidco LLC(b),(s)
Term Loan
1-month Term SOFR + 4.250% 06/26/2031	8.166%	1,916,986	1,862,678
Ellucian Holdings, Inc.(b),(s)
1st Lien Term Loan
1-month Term SOFR + 2.750% 10/09/2029	6.666%	2,921,260	2,928,329
Flash Charm, Inc.(b),(s)
1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 03/02/2028	7.354%	1,533,060	1,376,642
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Fortress Intermediate 3, Inc.(b),(s)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/27/2031	7.006%	3,381,219	3,370,669
Gen Digital, Inc.(b),(s)
Tranche B1 Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 09/12/2029	5.666%	1,906,732	1,905,417
Genesys Cloud Services Holdings I LLC(b),(s)
Term Loan
1-month Term SOFR + 2.500% 01/30/2032	6.416%	3,263,428	3,212,453
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(b),(s)
Tranche B8 Term Loan
1-month Term SOFR + 1.750% 11/09/2029	5.666%	420,787	420,425
Icon Parent I, Inc.(b),(s)
1st Lien Term Loan
3-month Term SOFR + 2.750% 11/13/2031	6.753%	2,140,991	2,144,716
Idemia Group SAS(b),(s)
Tranche B5 Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 09/30/2028	8.252%	3,705,935	3,707,492
IGT Holding IV AB(b),(s)
Tranche B7 Term Loan
3-month Term SOFR + 3.000% 09/01/2031	6.951%	3,024,298	3,028,078
ION Platform Finance US, Inc.(b),(s)
Term Loan
3-month Term SOFR + 3.750% 10/07/2032	7.685%	2,757,652	2,618,060
KnowBe4, Inc.(b),(s)
1st Lien Term Loan
3-month Term SOFR + 3.750% 07/23/2032	7.590%	1,537,430	1,538,399
Loyalty Ventures, Inc.(c),(f),(s)
Tranche B Term Loan
11/03/2027	0.000%	1,604,304	128,344
McAfee Corp.(b),(s)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	6.916%	3,472,108	3,199,929
Mitchell International, Inc.(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.250% 06/17/2031	7.166%	3,908,520	3,916,572

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Mitnick Corporate Purchaser, Inc.(b),(s)
Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 05/02/2029	8.690%	768,319	545,153
Neptune BidCo US, Inc.(b),(s)
Tranche A Term Loan
3-month Term SOFR + 4.750% 10/11/2028	8.762%	2,161,641	2,106,367
Nielsen Consumer, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.500% 10/31/2030	6.416%	3,351,820	3,347,630
Peraton Corp.(b),(s)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	7.690%	2,800,125	2,451,621
Ping Identity Holding Corp.(b),(s),(t)
Term Loan
3-month Term SOFR + 2.750% 11/15/2032	6.591%	1,707,812	1,714,216
PointClickCare Technologies, Inc.(b),(s)
Term Loan
3-month Term SOFR + 2.750% 11/03/2031	6.752%	2,688,246	2,690,477
Project Boost Purchaser LLC(b),(s)
1st Lien Term Loan
3-month Term SOFR + 2.750% 07/16/2031	6.668%	3,458,013	3,456,941
Proofpoint, Inc.(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/31/2028	6.916%	3,742,266	3,756,637
Rackspace Finance LLC(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 05/15/2028	6.824%	828,931	336,869
Rocket Software, Inc.(b),(s)
Term Loan
1-month Term SOFR + 3.750% 11/28/2028	7.666%	2,733,986	2,725,210
Sabre GLBL, Inc.(b),(s)
Tranche B1 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/17/2027	7.530%	417,373	405,199
1-month Term SOFR + 6.000% Floor 0.500% 11/15/2029	10.016%	721,863	654,492
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B2 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/17/2027	7.530%	136,579	132,595
1-month Term SOFR + 5.000% 06/30/2028	9.016%	600,000	565,878
Sabre GLBL, Inc.(b),(c),(s)
Tranche B2 Term Loan
1-month Term SOFR + 6.000% Floor 0.500% 11/15/2029	10.016%	829,794	746,815
Sanmina Corp.(b),(s)
Tranche B1 Term Loan
1-month Term SOFR + 2.000% 10/27/2032	5.916%	1,416,542	1,418,312
Sophos Holdings SARL(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.500% 03/05/2027	7.530%	3,058,030	3,057,694
Sovos Compliance LLC(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.250% 08/13/2029	7.166%	3,122,693	3,127,939
SS&C Technologies, Inc.(b),(s)
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 05/09/2031	5.916%	871,232	874,438
Storable, Inc.(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.250% 04/16/2031	7.166%	2,163,010	2,171,122
UKG, Inc.(b),(s)
1st Lien Term Loan
3-month Term SOFR + 2.500% 02/10/2031	6.338%	3,003,909	3,001,356
Ultra Clean Holdings, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.750% 02/25/2028	6.666%	1,541,226	1,547,005
Viavi Solutions, Inc.(b),(s),(t)
Term Loan
3-month Term SOFR + 2.500% 10/16/2032	6.394%	1,200,000	1,206,000
Virtusa Corp.(b),(s)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	7.166%	3,518,592	3,511,766
VS Buyer LLC(b),(s),(t)
Term Loan
3-month Term SOFR + 2.250% 04/12/2031	6.090%	2,527,005	2,520,688
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
World Wide Technology Holding Co. LLC(b),(s)
Term Loan
1-month Term SOFR + 2.000% 03/01/2030	5.916%	1,496,250	1,497,193
Total			140,735,865
Transportation Services 0.2%
Apple Bidco LLC(b),(s)
1st Lien Term Loan
1-month Term SOFR + 2.500% 09/23/2031	6.416%	3,516,781	3,531,657
Beacon Mobility Corp.(b),(s),(t),(v)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 08/06/2030	5.057%	342,535	344,175
Beacon Mobility Corp.(b),(s)
Term Loan
3-month Term SOFR + 3.250% 08/06/2030	7.252%	2,500,502	2,512,480
Brown Group Holding LLC(b),(s)
Tranche B2 Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 07/01/2031	6.602%	3,597,965	3,613,724
First Student Bidco, Inc.(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/15/2030	6.416%	2,783,498	2,787,673
Tranche C Term Loan
1-month Term SOFR + 2.500% 08/15/2030	6.416%	509,311	510,075
Student Transportation of America Holdings, Inc.(b),(s)
Tranche B Term Loan
3-month Term SOFR + 3.250% 06/24/2032	7.253%	1,029,213	1,034,421
Total			14,334,205
Wireless 0.1%
Crown Subsea Communications Holding, Inc.(b),(s)
Term Loan
1-month Term SOFR + 3.500% 01/30/2031	7.416%	3,048,818	3,067,873
Total Senior Loans (Cost $678,202,963)			666,555,931

Treasury Bills(m) 0.3%
Issuer	Yield		Principal Amount ($)	Value ($)
Egypt 0.3%
Egypt Treasury Bills
02/24/2026	25.810%	EGP	972,025,000	19,204,229
Total Treasury Bills (Cost $19,048,309)				19,204,229

U.S. Treasury Obligations 0.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
U.S. Treasury
07/31/2028	1.000%		6,250,000	5,856,445
Total U.S. Treasury Obligations (Cost $5,719,606)				5,856,445

Warrants 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Uniti Group, Inc.(g) 08/01/2028	2,594	16,498
Total Communication Services		16,498
Total Warrants (Cost $14,864)		16,498

Call Option Contracts Purchased 0.5%
Value ($)
(Cost $44,696,152)	32,252,284

Put Option Contracts Purchased 0.2%

(Cost $21,393,771)	10,753,993

Money Market Funds 5.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(l),(w)	311,733,554	311,640,034
Total Money Market Funds (Cost $311,576,270)		311,640,034
Total Investments in Securities (Cost: $7,017,930,830)		7,039,954,946
Other Assets & Liabilities, Net		(1,042,049,695)
Net Assets		5,997,905,251
At November 30, 2025, securities and/or cash totaling $32,764,073 were pledged as collateral.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
62,969,928 EUR	72,943,735 USD	Citi	12/19/2025	—	(194,787)
22,604,797 GBP	29,797,869 USD	Citi	12/19/2025	—	(124,228)
Total				—	(319,015)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	2,064	12/2025	EUR	505,447,800	—	(210,970)
Canadian Government 10-Year Bond	1,998	03/2026	CAD	245,634,120	997,903	—
Euro-OAT	700	12/2025	EUR	85,995,000	—	(33,175)
Long Gilt	1,174	03/2026	GBP	107,514,920	538,367	—
U.S. Treasury 10-Year Note	8,573	03/2026	USD	971,695,969	1,311,958	—
U.S. Treasury Ultra Bond	2,566	03/2026	USD	310,325,625	2,468,846	—
Total					5,317,074	(244,145)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(5,881)	03/2026	USD	(1,415,372,919)	17,711	—
Euro-Bund	(900)	12/2025	EUR	(115,992,000)	159,427	—
U.S. Long Bond	(1,860)	03/2026	USD	(218,433,750)	—	(1,132,039)
U.S. Treasury 2-Year Note	(5,578)	03/2026	USD	(1,165,017,599)	—	(623,040)
U.S. Treasury 5-Year Note	(10,891)	03/2026	USD	(1,195,457,422)	—	(3,258,533)
U.S. Treasury Ultra 10-Year Note	(3,004)	03/2026	USD	(349,074,188)	—	(2,330,825)
Total					177,138	(7,344,437)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	484,024,787	484,024,787	3.60	02/03/2026	7,659,692	4,667,693
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	142,925,000	142,925,000	3.50	11/16/2026	2,415,433	2,661,435
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	325,315,000	325,315,000	3.35	04/16/2026	4,107,102	2,316,991
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	331,596,000	331,596,000	3.50	06/11/2026	5,471,334	4,544,623
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	197,500,000	197,500,000	3.33	07/31/2026	2,621,812	2,111,295
30-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	89,400,000	89,400,000	3.85	02/25/2026	2,011,500	1,384,028
30-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	144,456,000	144,456,000	3.50	10/29/2026	3,907,535	2,857,109
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Call option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	241,042,866	241,042,866	3.30	12/12/2025	2,524,924	597,256
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	455,000,000	455,000,000	3.15	03/31/2026	3,306,335	2,582,625
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	465,453,676	465,453,676	3.50	04/16/2026	8,378,166	6,698,297
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	237,669,147	237,669,147	3.10	07/09/2026	2,292,319	1,830,932
Total							44,696,152	32,252,284

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	241,500,000	241,500,000	4.20	12/26/2025	2,088,975	10,240
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	178,000,000	178,000,000	4.25	06/23/2026	3,159,500	824,941
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	391,000,000	391,000,000	3.60	05/05/2026	2,580,600	1,657,801
5-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	175,000,000	175,000,000	3.50	02/27/2026	1,137,500	588,612
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	178,000,000	178,000,000	3.50	02/27/2026	1,259,350	598,703
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	127,160,783	127,160,783	3.40	03/04/2026	1,017,286	651,305
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	636,000,000	636,000,000	3.40	08/05/2026	10,150,560	6,422,391
Total							21,393,771	10,753,993

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(340,000,000)	(340,000,000)	3.05	12/04/2025	(775,200)	(3,536)
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(455,000,000)	(455,000,000)	2.65	03/31/2026	(922,135)	(593,047)
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(233,414,000)	(233,414,000)	3.20	04/16/2026	(2,054,043)	(1,661,628)
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(465,453,676)	(465,453,676)	3.00	04/16/2026	(4,468,355)	(1,954,487)
Total							(8,219,733)	(4,212,698)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR plus 0.262%	Fixed rate of 1.781%	Receives Quarterly, Pays Semi-Annually	Morgan Stanley	08/09/2049	USD	53,500,000	20,480,875	—	—	20,480,875	—

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	13,000,000	1,669,221	(4,333)	3,027,240	—	—	(1,362,352)
CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	11,100,000	2,026,446	(3,700)	2,835,838	—	—	(813,092)
CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	4,400,000	564,967	(1,467)	614,501	—	—	(51,001)
CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	4,400,000	564,967	(1,467)	135,858	—	427,642	—
CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	11,150,000	1,937,305	(3,717)	2,449,137	—	—	(515,549)
Total							6,762,906	(14,684)	9,062,574	—	427,642	(2,741,994)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	31.330	USD	17,997,470	(3,835,374)	5,999	—	(1,984,271)	—	(1,845,104)
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	6.109	USD	10,000,000	(1,417,501)	3,333	—	(1,485,430)	71,262	—
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	31.330	USD	9,498,665	(2,024,225)	3,166	—	(1,890,225)	—	(130,834)
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	31.330	USD	9,498,665	(2,024,225)	3,166	—	(1,464,232)	—	(556,827)
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	31.330	USD	7,998,876	(1,704,611)	2,666	—	(1,440,599)	—	(261,346)
CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	36.168	USD	3,618,662	(873,348)	1,206	—	(682,131)	—	(190,011)
Total								(11,879,284)	19,536	—	(8,946,888)	71,262	(2,984,122)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America High Yield Index, Series 45	Morgan Stanley	12/20/2030	5.000	Quarterly	3.217	USD	25,320,000	277,874	—	—	277,874	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	4.050%
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2025, the total value of these securities amounted to $2,871,595,959, which represents 47.88% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2025.
(c)	Valuation based on significant unobservable inputs.
(d)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of November 30, 2025 and is not reflective of the cash flow payments.  The security is represented in shares.

(e)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2025, the total value of these securities amounted to $50,754,548, which represents 0.85% of total net assets.

(f)	Represents a security in default.
(g)	Non-income producing investment.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2025.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(j)	Perpetual security with no specified maturity date.
(k)	Represents a security purchased on a when-issued basis.
(l)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short Duration High Yield ETF
	58,526,600	—	—	21,570	58,548,170	—	—	830,272	2,876,000
Columbia Short-Term Cash Fund, 4.061%
	367,704,689	427,103,640	(483,178,613)	10,318	311,640,034	—	(1,736)	3,741,914	311,733,554
Itasca Park LLC
	—	1,750,000	—	(59,675)	1,690,325	—	—	—	—
Itasca Park LLC - Unfunded
	25,000,000	—	(1,750,000)	—	23,250,000	—	—	—	—
Total	451,231,289			(27,787)	395,128,529	—	(1,736)	4,572,186

(m)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(n)	Principal and interest may not be guaranteed by a governmental entity.
(o)
The Fund’s committed equity ownership interest in the joint venture is 25% of the LLC, which is not held in the form of shares. Investments into the LLC will be called from the Fund over a commitment period ending December 31, 2026. Any unfunded commitments are indicated as such.

(p)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2025, the total market value of these securities amounted to $24,990,562, which represents 0.42% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Altice Luxembourg France SA, CVR	10/15/2025	3,038	177	50,237
Itasca Park LLC	09/02/2025-11/07/2025	—	1,750,000	1,690,325
Itasca Park LLC - Unfunded	07/28/2025	—	23,250,000	23,250,000
			25,000,177	24,990,562

(q)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(r)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2025.

(s)
The stated interest rate represents the weighted average interest rate at November 30, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(t)	Represents a security purchased on a forward commitment basis.
(u)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(v)
At November 30, 2025, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Beacon Mobility Corp. Delayed Draw Term Loan 08/06/2030 5.057%	133,588
Chicago US Midco III LP Delayed Draw Term Loan 10/30/2032	172,477
Clydesdale Acquisition Holdings, Inc. Delayed Draw Tranche B 1st Lien Term Loan 04/01/2032 3.250%	11,558
June Purchaser LLC Delayed Draw Term Loan 11/28/2031 2.750%	179,947
MRP Buyer LLC Delayed Draw Term Loan 06/04/2032 5.662%	116,920
Peninsula PAC Entertainment LLC Tranche B Term Loan 10/01/2032	249,035
Pinnacle Buyer LLC Term Loan 10/01/2032	197,581
Raven Acquisition Holdings LLC Delayed Draw Term Loan 11/19/2031 3.000%	241,482
SWF Holdings I Corp. Delayed Draw Term Loan 12/19/2029 2.250%	98,903
USALCO LLC Delayed Draw Term Loan 09/30/2031 1.000%	273,229

(w)	The rate shown is the seven-day current annualized yield at November 30, 2025.
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
CAD	Canada Dollar
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
INR	Indian Rupee
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Strategic Income Fund  | 2025

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1QT232_08_T01_(01/26)